Vanguard® Ultra-Short-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.7%)
Alabama (5.7%)
[1]	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue TOB VRDO	2.380%	2/5/2026	12,245	12,245
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Cooper Green Homes Project) PUT	5.000%	2/1/2028	1,347	1,404
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (CREEL Road Apartments Project) PUT	3.125%	3/1/2028	1,315	1,322
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/2026	3,711	3,770
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Fred Marshall Court Project) PUT	3.150%	6/1/2028	600	603
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	620	623
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2028	1,200	1,208
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,515	1,526
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	10,085	10,124
[2]	Alabama State University College & University Revenue	5.000%	9/1/2030	290	320
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,345	1,368
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,780	1,842
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,300	1,369
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	2,835	3,034
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/2026	275	277
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/2026	1,805	1,817
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2026	2,000	2,015
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2026	2,000	2,018
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	500	506
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	2,000	2,021
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2026	4,300	4,333
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	10/1/2026	2,785	2,819
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2026	1,145	1,163
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2026	415	422
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/2026	1,850	1,882
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/2027	150	154
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/2027	1,300	1,335
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2027	1,150	1,186
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2027	1,700	1,751
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2027	450	463
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2027	3,190	3,282
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2027	4,305	4,378
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/2027	3,000	3,099
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2027	3,095	3,201
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2027	555	575
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/2027	1,170	1,213
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/2028	510	534
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/2028	3,070	3,209
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2028	1,000	1,051
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2028	1,825	1,912
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2028	500	522
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2028	1,810	1,896
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2028	1,265	1,328
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2028	550	580
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/2028	1,280	1,350
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2029	500	530
[3]	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2030	340	364
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/2026	190,035	192,117
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2026	3,095	3,110
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2027	3,220	3,254
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	9,135	9,332
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No.7)	4.000%	12/1/2026	1,800	1,817
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	2/1/2026	1,000	1,000
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2026	1,800	1,814
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2026	1,000	1,011
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	2/1/2027	255	260
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2027	1,050	1,084

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2027	900	931
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	2/1/2028	300	313
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2028	830	864
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2028	1,575	1,658
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	63,705	66,548
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	10,840	11,460
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	28,495	30,221
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/2026	810	816
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/2026	67,725	68,168
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/2026	137,625	139,133
[4]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	2.630%	10/1/2052	42,190	41,859
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	65,490	66,325
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	68,140	69,176
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	150	158
[4]	Black Belt Energy Gas District Natural Gas Revenue, 67% of SOFR + 1.400%	3.839%	7/1/2052	2,290	2,309
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2027	2,935	2,999
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2028	2,385	2,452
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2028	1,800	1,862
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2029	2,900	3,015
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2029	2,735	2,861
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2030	3,000	3,148
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2030	2,500	2,633
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	49,970	52,718
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2026	240	244
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2027	250	256
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2027	255	263
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2028	1,300	1,364
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2028	475	494
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/2028	1,300	1,378
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2028	600	629
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2029	900	962
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	16,115	17,150
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/2026	5,600	5,615
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.300%	3/12/2026	10,110	10,116
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	2,955	3,007
	Prattville Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	515	523
	Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	2,020	2,051
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2026	1,140	1,144
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2027	1,640	1,681
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2026	400	402
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2026	420	426
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2027	1,250	1,278
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2027	600	619
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2028	1,250	1,298
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2028	610	639
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2026	490	493
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2027	375	381
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2027	375	384
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2028	415	427
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2028	625	649
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2028	475	497
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2029	685	728
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2026	155	155
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/2026	330	333
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2026	1,000	1,016
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2026	1,635	1,664
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2027	565	576
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/2027	1,535	1,581
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2027	1,000	1,035
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2027	2,680	2,788
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2028	840	873
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/2028	1,115	1,169
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2028	3,515	3,732
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2029	885	935
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2026	850	857
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	19,545	19,916
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/2026	750	752
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.000%	12/1/2026	1,050	1,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/2028	2,910	3,070
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	200	214
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	9,690	10,090
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/2026	185	186
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/2027	1,000	1,027
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	12/1/2027	330	342
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/2028	1,200	1,254
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	430	456
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	6,360	6,475
					997,030
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.500%	6/1/2026	735	735
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.500%	6/1/2027	985	983
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.550%	12/1/2027	995	993
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.650%	6/1/2028	1,010	1,006
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.700%	12/1/2028	1,025	1,021
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.750%	6/1/2029	1,035	1,035
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.800%	12/1/2029	490	491
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	3.000%	6/1/2030	300	302
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	3.050%	12/1/2030	540	544
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	3.200%	6/1/2031	1,035	1,046
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	3.300%	12/1/2031	1,015	1,021
	North Slope Borough AK GO	5.000%	6/30/2026	3,620	3,659
	North Slope Borough AK GO	5.000%	6/30/2027	4,500	4,663
					17,499
American Samoa (0.0%)
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2026	215	217
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2027	275	281
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2028	230	238
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	235	245
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2030	1,160	1,222
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	285	302
					2,505
Arizona (1.5%)
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2031	1,945	1,967
[1,5]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.480%	2/5/2026	2,163	2,163
[4]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.530%	1/1/2046	3,950	3,931
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	150	150
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	8,915	9,353
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	3,000	3,204
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2032	215	222
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2027	1,250	1,251
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2027	230	230
	Arizona IDA Local or Guaranteed Housing Revenue	3.625%	5/20/2033	26,693	26,740
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/2026	8,061	8,076
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/2026	5,138	5,199
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/2026	5,926	6,024
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/2027	18,000	18,296
	Arizona IDA Local or Guaranteed Housing Revenue PUT	2.760%	7/1/2029	8,400	8,373
[1,5]	Arizona IDA Local or Guaranteed Housing Revenue TOB VRDO	2.510%	2/5/2026	3,395	3,395
[1,5]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.510%	2/5/2026	5,285	5,285
[1,5]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.510%	2/5/2026	3,420	3,420
[1,5]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.510%	2/5/2026	3,325	3,325
[1,5]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.510%	2/5/2026	5,965	5,965
[1,5]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.510%	2/5/2026	3,800	3,800
[1,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/2024	2,580	61
[1,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/2025	1,935	46
[1,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/2026	1,935	45
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/2026	125	124
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	12,570	12,756
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	930	931
[1,5]	Glendale Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.580%	2/5/2026	11,945	11,945
	Maricopa County AZ CP	2.440%	5/13/2026	25,000	25,007
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	3,695	3,781
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	6,800	6,834
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2028	11,000	11,505
	Maricopa County IDA Local or Guaranteed Housing Revenue (Marbella Ranch Phase I Project) PUT	2.810%	5/1/2029	4,065	4,065
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	2,530	2,486

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	1,445	1,420
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	2,265	2,318
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2028	1,025	975
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue (Memorial Towers Project)	3.350%	12/1/2027	1,920	1,939
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2028	4,265	4,291
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	3,750	3,759
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2029	100	100
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	4,610	4,659
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2026	325	325
	Pima County IDA Local or Guaranteed Housing Revenue PUT	2.710%	4/1/2028	4,080	4,069
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	2.310%	2/5/2026	5,000	5,000
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	2.310%	2/5/2026	4,755	4,755
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	2.310%	2/5/2026	3,000	3,000
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	1,525	1,550
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2027	12,425	12,875
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.500%	12/1/2030	2,525	2,535
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.750%	12/1/2031	4,010	4,025
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2029	380	387
	Tucson IDA Local or Guaranteed Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	1,000	1,005
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.000%	3/2/2026	10,300	10,300
	Yavapai County IDA Revenue	4.000%	10/1/2026	2,215	2,235
					271,477
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2026	2,055	2,055
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2026	500	500
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	4,000	4,038
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	745	745
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	765	778
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	750	775
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	1,530	1,573
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2027	3,380	3,468
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	2,045	2,064
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,990	2,001
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	225	225
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	1,030	1,072
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2028	1,310	1,392
					20,686
California (7.1%)
	Antelope Valley Healthcare District Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	2,765	2,765
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	3,160	3,159
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	6,120	6,120
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	6,400	6,264
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.580%	4/1/2056	11,125	11,039
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	2.690%	4/1/2056	9,000	8,870
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.730%	4/1/2056	10,725	10,716
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.530%	4/1/2036	17,195	17,226
	Burbank Unified School District GO	4.500%	8/1/2032	2,640	2,661
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/2026	1,655	1,655
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2026	1,250	1,257
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2026	315	317
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2027	300	305
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2028	1,000	1,042
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2028	450	476
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2026	1,105	1,121
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2027	875	896
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	900	930
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	8,120	8,401
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2027	975	1,006
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2028	1,640	1,709
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	1,560	1,640
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	3,635	3,834
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2028	1,750	1,842
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2028	1,215	1,274
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	61,740	62,859
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	5,295	5,570
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	49,980	52,859
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	17,385	17,710
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	106,345	112,343
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,125	1,133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	2,200	2,201
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2028	200	200
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	7,625	7,633
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	250	254
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,240	5,550
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	350	355
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,275	1,302
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	11,050	12,277
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,250	1,256
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	2,775	3,100
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	5,095	5,267
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	8,690	9,017
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	62,815	67,715
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	4,275	4,709
[1,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.370%	2/5/2026	8,490	8,490
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	8/1/2027	300	302
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	2/1/2028	855	864
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	8/1/2028	545	552
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	2/1/2029	585	595
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	8/1/2029	920	939
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	2/1/2030	460	471
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/2030	955	982
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	5,600	5,754
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	14,000	14,092
[1,5]	California Housing Finance Agency Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.460%	2/5/2026	9,260	9,260
[4]	California Infrastructure & Economic Development Bank Private Schools Revenue, SIFMA Municipal Swap Index Yield + 0.900%	3.180%	8/1/2072	21,535	21,529
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/2029	5,000	5,084
[4]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.980%	12/1/2050	7,480	7,471
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2027	15	15
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	160	161
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,345	1,354
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	2,595	2,635
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	290	296
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,365	1,412
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	305	316
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,430	1,507
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	320	335
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	335	354
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,022
[1,5,8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.350%	2/5/2026	7,115	7,115
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,500	1,504
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	10/1/2027	2,600	2,614
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	1/1/2028	6,020	6,021
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	1,078	1,086
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	10/1/2028	1,638	1,648
[1,5]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.460%	2/5/2026	8,025	8,025
[1,5]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.200%	2/2/2026	8,475	8,475
[1]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.200%	2/2/2026	14,760	14,760
[1]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,800	1,809
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.000%	9/1/2030	150	151
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	1,250	1,280
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2029	700	708
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	500	500
[1]	California School Finance Authority Charter School Aid Revenue GAN	4.400%	12/1/2026	2,085	2,095
	California State University College & University Revenue PUT	0.550%	11/1/2026	12,685	12,480
	California State University College & University Revenue PUT	3.125%	11/1/2026	3,000	3,003
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	122,500	131,849
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	820	821
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	21,000	23,719
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,000	1,006
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	1,085	1,099
[1,5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.460%	2/5/2026	4,205	4,205
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2027	230	238
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2028	245	257
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2029	255	271
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2030	270	290
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2031	285	307
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	4,705	4,777

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2026	760	764
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	3,080	3,107
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	15,735	15,906
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	6,060	6,126
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	275	277
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	1,540	1,553
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	3,700	3,732
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	1,740	1,759
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	25	25
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	350	354
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	2,615	2,643
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	2,300	2,325
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	5,325	5,383
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	2,750	2,780
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	890	911
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	345	353
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	280	290
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	375	389
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	965	1,001
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	3,545	3,551
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,695	2,758
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,665	2,764
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,970	3,080
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	885	918
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	110	110
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	400	409
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	750	778
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	525	544
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,270	1,351
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	980	1,043
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,280	2,426
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	720	757
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	940	1,000
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	575	612
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,535	1,570
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	510	543
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	9,840	10,342
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,025	1,115
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	585	637
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	265	288
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	290	296
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	415	429
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	825	867
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	470	506
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	210	215
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	900	979
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,580	1,719
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	500	544
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	355	394
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,990	2,138
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	3,000	3,005
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	55,800	61,325
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	7,240	7,396
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	370	371
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,700	6,711
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	625	632
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	300	303
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	2,775	2,806
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	2,270	2,295
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	1,750	1,769
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	3,050	3,123
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	500	519
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	315	327
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	965	1,001
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	2,230	2,314
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	3,210	3,331
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	740	768
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	2,085	2,156
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	2,140	2,277
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,125	1,197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	570	583
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	725	762
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,825	1,942
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	7,385	7,702
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,060	1,154
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,745	1,784
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	8,335	9,071
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	28,310	30,786
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	10,545	11,716
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	470	545
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2026	500	505
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2027	735	759
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2028	1,500	1,578
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	17,720	19,046
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.730%	2/2/2026	22,100	22,100
[1,5]	Oregon State Facilities Authority Local or Guaranteed Housing Revenue TOB VRDO	2.630%	2/5/2026	9,625	9,625
	Palomar Health GO	5.000%	8/1/2028	665	667
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,600	1,589
	Romoland School District Special Tax Revenue	5.000%	9/1/2026	1,655	1,658
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2026	3,850	3,897
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	6,850	6,953
	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2028	500	501
	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	405	406
	San Francisco CA City & County Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2028	3,575	3,629
[1,5]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	2.460%	2/5/2026	18,251	18,251
[1,5]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	2.460%	2/5/2026	31,210	31,210
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2027	125	128
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2028	500	522
	San Jose CA Local or Guaranteed Housing Revenue PUT	3.000%	3/1/2029	14,900	15,050
[2]	San Luis Obispo County Financing Authority Water Revenue	5.000%	8/1/2030	625	626
[9]	San Ysidro School District GO	0.000%	8/1/2027	100	96
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2026	6,480	6,551
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2026	500	505
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	500	514
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	1,000	1,047
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	9,000	9,600
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	2,540	2,553
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	7,000	7,431
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.650%	2/2/2026	15,740	15,740
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	485	498
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	200	208
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	730	744
					1,245,959
Colorado (2.2%)
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/2026	3,800	3,824
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	500	523
[2]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2026	1,185	1,209
[2]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2028	160	171
	Boulder CO Storm Water & Flood Management Water Revenue	3.000%	12/1/2029	520	520
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/2026	1,685	1,685
[1]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	4,768	4,775
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	370	375
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	715	745
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	400	413
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	500	524
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	40,995	44,453
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	17,500	19,073
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	450	479
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,370	1,381
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	360	389
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,000	1,008
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	14,000	15,853
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/2027	1,075	1,115
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	5.000%	5/15/2026	2,000	2,015
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	5,055	5,060
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	30,065	30,488
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	95	97
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	10,000	10,601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	17,000	18,020
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	30,000	33,076
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	2/5/2026	17,975	17,975
[1,4]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, 70% of SOFR + 1.500%	4.090%	2/1/2046	30,175	30,229
[4]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.830%	5/15/2061	15,995	15,990
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	5,275	5,312
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	4,050	4,096
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Multifamily Project)	3.150%	4/1/2029	3,455	3,481
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/2026	2,400	2,404
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/2027	750	757
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2026	500	509
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2028	500	530
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2029	465	503
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2030	280	307
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2031	515	567
	Colorado Springs CO Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2029	3,795	3,818
[1]	Colorado Springs CO Utilities System Multiple Utility Revenue TOB VRDO	2.310%	2/5/2026	20,890	20,890
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2027	3,750	3,783
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue (4965 Washington Street Project)	5.000%	6/1/2029	705	743
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2027	2,250	2,281
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2028	4,205	4,263
[1]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	3,000	3,096
[4]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.196%	9/1/2039	13,720	13,698
[1]	El Paso County School District No. 49 Falcon COP TOB VRDO	2.530%	2/5/2026	1,105	1,105
	Garfield County School District No. Re002 Garfield GO	4.000%	12/1/2028	1,000	1,001
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	2.500%	12/15/2027	1,025	1,018
[2]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2026	425	434
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2029	530	559
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	4,295	4,268
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.370%	2/4/2026	28,375	28,375
[1]	Vail CO COP TOB VRDO	2.330%	2/5/2026	10,730	10,730
	Weld County School District No. RE-4 GO	5.000%	12/1/2031	1,500	1,531
[1]	Westminster CO Water & Wastewater Utility Water Revenue TOB VRDO	3.150%	2/2/2026	8,595	8,595
					390,720
Connecticut (1.0%)
	Connecticut GO	5.000%	10/15/2033	535	544
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2027	340	343
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.550%	5/15/2028	390	395
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/15/2028	100	102
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/2026	500	495
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/2026	180	178
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	5/15/2027	825	825
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/2027	7,265	7,271
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	5/15/2028	1,695	1,708
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.100%	11/15/2028	4,755	4,761
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.300%	2/5/2026	4,250	4,250
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.300%	2/5/2026	4,350	4,350
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	300	310
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/2026	26,575	26,575
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	13,780	13,781
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	4,815	4,808
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	1,050	1,054
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	425	465
[3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	17,885	19,962
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/2027	6,820	6,949
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	17,000	18,308
	East Lyme CT BAN GO	4.000%	8/6/2026	16,481	16,599
	Enfield CT BAN GO	4.000%	7/29/2026	16,750	16,881
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	18,090	18,167
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	4,000	4,057
	University of Connecticut College & University Revenue	5.000%	2/15/2029	750	752
	University of Connecticut College & University Revenue	5.000%	3/15/2030	3,075	3,083
	Weston CT BAN GO	4.000%	7/28/2026	3,900	3,932
					180,905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia (1.1%)
	District of Columbia College & University Revenue	5.000%	4/1/2030	1,530	1,570
	District of Columbia College & University Revenue	5.000%	4/1/2031	2,490	2,550
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	4,370	4,375
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	6,630	6,638
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	1,115	1,116
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/2028	1,702	1,776
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Hillsdale Flats Phase I Project) PUT	3.150%	2/1/2029	775	781
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	3.350%	6/1/2026	3,060	3,064
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Wagner Senior Residence Project)	2.950%	9/1/2028	2,250	2,254
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	5,060	5,065
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	9,175	9,209
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	5,619	5,844
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	1,850	1,926
[7]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/2028	16,450	17,007
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	3,900	3,927
[1]	District of Columbia Housing Finance Agency Revenue TOB VRDO	2.680%	2/5/2026	2,450	2,450
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2030	1,435	1,441
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/2027	12,550	12,569
[1,5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue (Dulles Metrorail & Capital Improvements Projects) TOB VRDO	2.390%	2/5/2026	65,900	65,900
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue (Dulles Metrorail & Capital Improvements Projects) TOB VRDO	2.400%	2/5/2026	5,455	5,455
[1,8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue (Dulles Metrorail & Capital Improvements Projects) TOB VRDO	2.400%	2/5/2026	39,269	39,269
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	1,500	1,556
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB VRDO	2.310%	2/5/2026	4,745	4,745
					200,487
Florida (3.2%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	240	241
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,450	1,475
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	275	276
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	200	201
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	135	135
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2031	110	113
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	5,000	5,410
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	2,195	2,209
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	1,270	1,275
[1]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.430%	2/5/2026	3,750	3,750
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/2026	2,015	2,016
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/2027	2,275	2,282
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2026	400	402
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2027	990	994
[1]	Capital Trust Authority Charter School Aid Revenue (Imagine School at West Pasco Project)	5.500%	12/15/2033	670	619
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2030	10,695	11,782
[1]	Central Florida Expressway Authority Highway Revenue TOB VRDO	2.430%	2/5/2026	7,045	7,045
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2029	1,000	1,069
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	6,275	6,853
[1]	Curiosity Creek Community Development District Special Assessment Revenue	4.250%	5/1/2030	400	402
	Escambia County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.800%	6/1/2026	5,240	5,258
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/2030	750	752
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2026	545	549
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2031	340	341
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	645	657
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2029	1,375	1,374
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	15,945	17,372
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	2,665	2,948
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Flagler College Inc. Project)	5.000%	11/1/2027	1,095	1,109
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	415	416
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	5.000%	12/1/2027	1,005	1,041
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	2,225	2,225
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.080%	6/1/2026	2,170	2,170
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.800%	6/1/2027	4,530	4,538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	625	628
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.100%	1/1/2028	1,200	1,207
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	2,660	2,669
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2028	4,200	4,254
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2028	1,225	1,232
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.850%	10/1/2028	4,575	4,568
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	1,415	1,424
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	3,650	3,674
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	2,635	2,646
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	595	598
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	8/1/2029	655	656
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2026	16,230	16,261
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	5,685	5,762
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	23,145	23,478
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.200%	11/15/2030	1,380	1,394
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.450%	11/15/2031	950	965
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.700%	11/15/2031	4,000	4,061
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2028	1,685	1,714
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2029	1,115	1,133
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	2,750	2,768
[2]	Hernando County School District COP	5.000%	7/1/2028	2,000	2,018
[2]	Hernando County School District COP	5.000%	7/1/2029	1,705	1,720
[2]	Hernando County School District COP	5.000%	7/1/2030	1,650	1,664
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.125%	12/1/2027	950	955
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	6/1/2028	5,000	5,053
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2028	2,450	2,459
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	2.250%	2/4/2026	14,900	14,900
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2026	3,295	3,310
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	1,745	1,755
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,300	2,316
	Jea Florida Electric System Revenue CP	4.750%	2/4/2026	25,000	25,002
[1]	JEA Water & Sewer System Water Revenue TOB VRDO	2.310%	2/5/2026	6,015	6,015
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	3,195	3,243
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	655	665
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2026	230	231
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2029	1,440	1,450
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/2029	250	252
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/2029	1,000	1,008
	Lee County FL IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2026	2,000	2,002
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	4,875	4,915
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	12/1/2027	1,420	1,432
[2]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2030	2,650	2,714
[1,5]	Miami-Dade County Educational Facilities Authority College & University Revenue TOB VRDO	2.310%	2/5/2026	8,620	8,620
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	2,690	2,695
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	1,225	1,236
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	1,485	1,508
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2033	505	512
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2027	2,400	2,436
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project) PUT	3.550%	3/1/2028	1,205	1,225
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Yaeger Plaza Project) PUT	3.150%	8/1/2028	1,005	1,011
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2026	25,665	25,667
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	10/1/2026	1,000	1,000
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/2028	8,060	8,130
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	1,220	1,221
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2029	32,875	33,253
	Miami-Dade County School Board COP	5.000%	2/1/2027	375	376
	Miami-Dade County School Board COP	5.000%	2/1/2032	2,040	2,044
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2029	1,375	1,462
[1]	North Springs Improvement District Special Assessment Revenue	4.250%	5/1/2028	915	923
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2026	1,395	1,414
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/2029	1,920	1,962
[1]	Orange County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	2/5/2026	19,650	19,650
[1]	Orange County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.430%	2/5/2026	27,120	27,120
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	350	353
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	625	643

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	650	680
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	5,290	5,395
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	6/1/2027	18,370	18,500
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	10,915	10,980
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	2,465	2,294
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2026	245	246
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2026	110	110
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2028	425	448
[1,5]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.630%	2/5/2026	19,000	19,000
	Parrish Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2031	105	107
[1]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	2,360	2,557
[2]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2027	905	942
[2]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2028	950	1,012
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue (Citrus Grove Apartments Project) PUT	3.300%	1/1/2027	4,750	4,751
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2028	13,175	13,216
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	14,415	14,487
	Pinery Community Development District Special Assessment Revenue	4.250%	5/1/2031	170	170
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	6/1/2026	2,095	2,103
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	1,250	1,256
[2]	Santa Rosa County School Board COP	5.000%	2/1/2028	1,000	1,047
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2029	530	535
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	2.380%	2/5/2026	12,000	12,000
	Sawyers Landing Community Development District Special Assessment Revenue	3.250%	5/1/2026	100	100
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2028	250	249
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2029	255	254
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	5,250	5,440
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	19,375	20,858
[1,5]	St. Johns County IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.630%	2/5/2026	5,760	5,760
[1]	Sunrise Community Development District Special Assessment Revenue	4.250%	5/1/2030	375	377
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2029	1,310	1,330
[1]	Tampa Florida Water & Wastewater System Water Revenue TOB VRDO	2.310%	2/5/2026	10,000	10,000
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2030	1,750	1,932
[1]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.500%	1/1/2030	120	120
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/2026	150	150
[1]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/2028	350	355
	Village Community Development District No. 16 Special Assessment Revenue	3.550%	5/1/2030	1,000	1,008
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2026	300	302
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2028	400	417
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2029	935	995
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2030	425	459
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2030	500	537
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2031	1,230	1,343
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/2027	520	522
					564,275
Georgia (4.7%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2026	3,060	3,100
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2027	3,180	3,293
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2028	3,290	3,479
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2029	3,415	3,684
	Athens Housing Authority Local or Guaranteed Housing Revenue PUT	3.230%	6/1/2029	4,250	4,279
	Atlanta Georgia Urban Residential Finance Authority Local or Guaranteed Housing Revenue	3.150%	8/1/2044	835	841
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/2027	4,473	4,595
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2026	9,440	9,527
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	1,250	1,263
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/2028	11,016	11,131
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	5/1/2028	4,400	4,392
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,350	2,360
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,050	2,059
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2028	2,665	2,677
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.970%	12/1/2028	2,000	2,006
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	1,550	1,560
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2029	7,565	7,636
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,305	1,315
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	3.950%	3/8/2028	9,555	9,743
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	2.900%	8/21/2029	10,000	10,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/2026	3,840	3,844
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	2,270	2,277
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	7,295	7,317
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	1,620	1,631
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	3,145	3,166
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/2028	3,345	3,407
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	3,640	3,678
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	7,465	7,677
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	2,330	2,395
	Burke County Development Authority Electric Power & Light Revenue PUT	2.900%	8/21/2029	8,315	8,290
	Burke County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	10,745	10,907
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	2,100	2,108
[1,5]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.370%	2/5/2026	4,135	4,135
[5]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	2/5/2026	52,220	52,220
	College Park Housing Authority Local or Guaranteed Housing Revenue (Brad Blue Sky Apartments LLC Project) PUT	3.450%	4/1/2028	2,614	2,643
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (Columbus Garden Project) PUT	5.000%	4/1/2027	785	805
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (HCAG RAD II Project) PUT	3.300%	11/1/2027	1,185	1,194
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2026	1,000	1,002
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	8,315	8,855
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/2027	1,530	1,548
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Philips Tower Project) PUT	3.250%	9/1/2027	1,090	1,097
[2]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/2032	11,000	11,201
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	5.000%	12/1/2032	2,285	2,467
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,465	1,476
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2026	300	304
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2028	325	342
[1,5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.370%	2/5/2026	5,835	5,835
[1,5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.370%	2/5/2026	7,500	7,500
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2026	470	470
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2027	765	770
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2028	800	810
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2026	1,860	1,862
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2028	1,000	1,027
	Georgia GO	4.000%	2/1/2026	5,140	5,140
	Georgia GO	4.000%	2/1/2031	2,735	2,739
	Georgia GO	4.000%	2/1/2031	2,000	2,001
[1,8]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	2.390%	2/5/2026	12,160	12,160
[1,2,5]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	2.390%	2/5/2026	8,960	8,960
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,650	1,652
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	8,643	8,959
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2028	1,025	1,030
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project) PUT	5.000%	10/1/2027	822	852
	Macon-Bibb County Housing Authority Local or Guaranteed Housing Revenue (CAHEC GA Portfolio Ii Project) PUT	3.150%	2/1/2028	1,025	1,029
	Macon-Bibb County Housing Authority Local or Guaranteed Housing Revenue (West Club Apartments Project) PUT	3.100%	6/1/2028	2,884	2,900
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2026	530	531
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2026	345	346
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2026	1,100	1,107
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	600	607
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	285	288
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	275	278
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2026	2,200	2,218
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2026	1,000	1,016
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2026	875	889
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2026	2,900	2,948
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	1,000	1,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	620	633
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2027	1,250	1,281
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2027	250	257
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	850	877
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	500	516
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	500	516
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2027	1,570	1,595
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2027	3,140	3,191
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	1,700	1,757
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	1,000	1,034
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	2,800	2,895
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	665	690
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	650	677
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	700	729
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2028	1,665	1,736
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2028	535	559
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	2,045	2,148
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	580	612
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	1,250	1,315
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	2,225	2,337
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	750	791
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2029	500	531
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	130,605	131,354
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	91,355	92,802
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	92,735	94,488
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	36,720	38,497
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	35,205	35,977
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	19,775	20,994
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	30,755	32,692
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	2,795	2,798
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	2,200	2,202
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,000	1,001
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,205	1,206
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	3,170	3,260
	Monroe County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	10,045	10,177
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2031	1,000	1,002
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2027	1,000	1,037
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2028	3,250	3,451
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2029	3,000	3,258
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2030	3,000	3,314
	Savannah Housing Authority Local or Guaranteed Housing Revenue (Montgomery Landing Project) PUT	3.150%	7/1/2028	1,320	1,327
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	828	864
					820,256
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	235	251
	Guam Income Tax Revenue	5.000%	12/1/2026	1,500	1,523
	Guam Income Tax Revenue	5.000%	12/1/2029	1,000	1,013
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	950	988
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	1,365	1,418
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	575	610
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	1,105	1,170
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	480	518
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	625	683
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	1,910	1,938
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	3,645	3,780
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	450	467
					14,359
Hawaii (0.3%)
	Hawaii GO	4.000%	10/1/2030	1,000	1,008
	Hawaii GO	4.000%	8/1/2032	8,500	8,506
	Hawaii GO	4.000%	8/1/2033	4,655	4,658
	Hawaii GO	4.000%	8/1/2034	4,060	4,063
	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue PUT	3.300%	12/1/2027	21,735	21,963
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	4,830	4,864

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	4,595	4,800
					49,862
Idaho (0.1%)
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/2027	1,000	1,001
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/2028	1,530	1,531
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,000	1,006
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	250	252
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (Partners in Healthcare Project)	4.500%	11/1/2026	245	245
[3]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	2.950%	5/1/2026	3,750	3,750
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue PUT	3.350%	2/1/2029	2,700	2,726
[1]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue TOB VRDO	2.310%	2/5/2026	9,140	9,140
					19,651
Illinois (5.7%)
[2]	Adams County School District No. 172 GO	5.000%	2/1/2028	1,670	1,673
	Arlington Heights IL GO	3.000%	12/1/2028	805	805
[2]	Bolingbrook IL GO	5.000%	1/1/2029	1,750	1,833
	Chicago Board of Education GO	0.000%	12/1/2026	4,500	4,377
[9]	Chicago Board of Education GO	0.000%	12/1/2026	5,005	4,868
[2]	Chicago Board of Education GO	5.000%	12/1/2026	2,775	2,822
	Chicago Board of Education GO	5.000%	12/1/2026	10,270	10,358
	Chicago Board of Education GO	5.000%	12/1/2026	710	716
	Chicago Board of Education GO	5.000%	12/1/2026	6,825	6,883
	Chicago Board of Education GO	5.000%	12/1/2026	3,045	3,071
	Chicago Board of Education GO	5.000%	12/1/2026	4,435	4,473
[2,10]	Chicago Board of Education GO	5.500%	12/1/2026	3,320	3,390
[11]	Chicago Board of Education GO	5.500%	12/1/2026	1,250	1,269
[9]	Chicago Board of Education GO	0.000%	12/1/2027	855	804
	Chicago Board of Education GO	4.000%	12/1/2027	1,555	1,563
[2]	Chicago Board of Education GO	5.000%	12/1/2027	550	570
[2]	Chicago Board of Education GO	5.000%	12/1/2027	3,155	3,272
	Chicago Board of Education GO	5.000%	12/1/2027	7,590	7,732
	Chicago Board of Education GO	5.250%	12/1/2027	1,000	1,023
	Chicago Board of Education GO	5.250%	12/1/2027	250	256
[11]	Chicago Board of Education GO	5.500%	12/1/2027	3,075	3,178
[9]	Chicago Board of Education GO	0.000%	12/1/2028	1,030	935
[2]	Chicago Board of Education GO	5.000%	12/1/2028	1,225	1,289
	Chicago Board of Education GO	5.000%	12/1/2028	1,295	1,331
	Chicago Board of Education GO	5.000%	12/1/2028	3,440	3,535
	Chicago Board of Education GO	5.250%	12/1/2028	1,505	1,557
	Chicago Board of Education GO	5.250%	12/1/2028	275	284
[9]	Chicago Board of Education GO	0.000%	12/1/2029	225	197
[2]	Chicago Board of Education GO	5.000%	12/1/2029	6,425	6,752
	Chicago Board of Education GO	5.000%	12/1/2029	4,000	4,141
	Chicago Board of Education GO	5.000%	12/1/2029	330	342
	Chicago Board of Education GO	5.000%	12/1/2029	1,000	1,024
	Chicago Board of Education GO	5.250%	12/1/2029	1,530	1,597
	Chicago Board of Education GO	5.250%	12/1/2029	290	303
[9]	Chicago Board of Education GO	0.000%	12/1/2030	175	147
	Chicago Board of Education GO	5.000%	12/1/2030	2,000	2,054
	Chicago Board of Education GO	5.000%	12/1/2030	6,205	6,331
	Chicago Board of Education GO	5.000%	12/1/2030	13,600	13,782
[2]	Chicago Board of Education GO	5.000%	12/1/2030	3,635	3,817
	Chicago Board of Education GO	5.000%	12/1/2030	1,015	1,058
	Chicago Board of Education GO	5.250%	12/1/2030	1,100	1,158
	Chicago Board of Education GO	5.250%	12/1/2030	350	369
[1]	Chicago Board of Education GO	6.750%	12/1/2030	10,840	11,382
	Chicago Board of Education GO	5.000%	12/1/2031	1,670	1,710
	Chicago Board of Education GO	5.000%	12/1/2031	500	509
	Chicago Board of Education GO	5.000%	12/1/2031	3,590	3,633
	Chicago Board of Education GO	5.500%	12/1/2031	2,000	2,144
	Chicago Board of Education GO	5.000%	12/1/2033	14,000	14,000
	Chicago Board of Education GO	5.000%	12/1/2033	2,875	2,911
[1,5]	Chicago IL District GO TOB VRDO	2.340%	2/5/2026	45,000	45,000
	Chicago IL GO	5.000%	1/1/2027	6,410	6,495
	Chicago IL GO	5.000%	1/1/2027	2,475	2,508
	Chicago IL GO	5.000%	1/1/2028	1,000	1,027
	Chicago IL GO	5.000%	1/1/2028	910	934
	Chicago IL GO	5.000%	1/1/2028	5,515	5,662
	Chicago IL GO	4.000%	1/1/2029	8,493	8,602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.000%	1/1/2029	12,545	13,051
	Chicago IL GO	5.000%	1/1/2029	2,000	2,081
	Chicago IL GO	5.000%	1/1/2029	805	837
	Chicago IL GO	4.000%	1/1/2030	1,820	1,844
	Chicago IL GO	5.000%	1/1/2030	2,380	2,503
	Chicago IL GO	5.000%	1/1/2030	3,655	3,843
	Chicago IL GO	5.000%	1/1/2031	2,900	3,047
	Chicago IL GO	5.000%	1/1/2031	3,580	3,801
[1,5]	Chicago IL GO TOB VRDO	2.410%	2/5/2026	7,000	7,000
[9]	Chicago IL GO, ETM	0.000%	1/1/2027	2,050	1,999
	Chicago IL Local or Guaranteed Housing Revenue (The AVE SW Project) PUT	3.200%	10/1/2027	2,350	2,367
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/2026	1,100	1,103
[1,8]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	2.400%	2/5/2026	2,500	2,500
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2027	600	614
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	2,165	2,214
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	3,345	3,414
[1,2]	Chicago IL Wastewater Transmission Sewer Revenue TOB VRDO	2.400%	2/5/2026	3,400	3,400
	Chicago IL Waterworks Water Revenue	4.000%	11/1/2026	425	430
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2026	650	662
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	5,000	5,213
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	3,725	3,794
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	3,580	3,722
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	2,200	2,338
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	1,000	1,042
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	2,225	2,262
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	3,500	3,567
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	1,000	1,019
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2030	1,955	2,040
[11]	Chicago IL Waterworks Water Revenue	5.750%	11/1/2030	5,785	6,231
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,000	1,018
[1,2]	Chicago IL Waterworks Water Revenue TOB VRDO	2.380%	2/5/2026	2,895	2,895
	Chicago Park District GO	5.000%	1/1/2029	875	939
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	3,660	3,686
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	4,500	4,532
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2027	1,250	1,282
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	1,375	1,443
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	2,730	2,864
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2029	2,170	2,321
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	2.330%	2/5/2026	16,905	16,905
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	2.330%	2/5/2026	4,500	4,500
[1]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	2.420%	2/5/2026	7,100	7,100
[8]	Cook County Community College District No. 508 GO	5.000%	12/1/2027	1,000	1,039
[1,8]	Cook County Community College District No. 508 GO TOB VRDO	2.380%	2/5/2026	6,000	6,000
	Cook County IL GO	5.000%	11/15/2028	4,110	4,188
	Cook County IL GO	5.000%	11/15/2029	6,525	6,645
	Cook County IL Sales Tax Revenue	5.000%	11/15/2026	620	633
	Evanston IL GO	3.000%	12/1/2028	2,535	2,548
	Glenview IL GO	3.000%	12/1/2029	875	877
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2027	405	407
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2027	130	132
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2028	580	584
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2028	350	358
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2029	1,815	1,831
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2029	275	283
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2030	630	633
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	890	889
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	1,065	1,064
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2027	400	409
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2028	750	759
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2028	500	500
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2029	600	632
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2029	995	1,010
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2031	500	501
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2031	1,060	1,065
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2032	1,240	1,246
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2026	400	404
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2028	675	696
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,000	1,005
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	140	140
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,650	1,664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,250	1,266
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	3,000	3,003
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,590	1,632
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,735	1,785
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,835	1,896
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,820	1,907
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	665	701
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,205	1,207
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	540	576
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	700	752
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	4,465	4,574
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	13,705	14,872
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.650%	5/1/2031	290	291
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	2,290	2,338
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/2030	455	467
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	15,330	15,415
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2027	6,790	6,985
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	1,755	1,892
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	16,430	17,631
[1,5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	2/5/2026	14,310	14,310
[1,5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.580%	2/5/2026	14,415	14,415
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.050%	2/2/2026	8,060	8,060
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.050%	2/2/2026	2,250	2,250
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	2/4/2026	15,600	15,600
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	2/4/2026	12,200	12,200
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	2/4/2026	73,050	73,050
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.580%	4/1/2051	5,705	5,705
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.980%	5/1/2042	1,405	1,402
[4]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.150%	3.698%	11/1/2034	7,815	7,838
	Illinois Finance Authority Water Revenue	5.000%	7/1/2026	7,540	7,626
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/2028	1,080	1,107
	Illinois GO	5.000%	3/1/2027	4,200	4,310
	Illinois GO	5.000%	7/1/2027	13,220	13,669
	Illinois GO	5.000%	11/1/2027	650	661
	Illinois GO	5.000%	2/1/2028	9,000	9,211
	Illinois GO	4.000%	3/1/2028	6,435	6,603
	Illinois GO	5.000%	3/1/2028	500	525
	Illinois GO	5.000%	6/1/2028	520	524
	Illinois GO	5.000%	11/1/2028	15,660	16,289
	Illinois GO	5.000%	11/1/2028	3,890	3,957
	Illinois GO	5.000%	11/1/2028	2,895	3,079
	Illinois GO	3.500%	6/1/2029	2,410	2,414
	Illinois GO	5.000%	10/1/2029	900	955
	Illinois GO	5.000%	11/1/2029	3,845	3,996
	Illinois GO	5.125%	12/1/2029	1,180	1,230
	Illinois GO	4.125%	11/1/2031	1,230	1,238
	Illinois GO	5.000%	12/1/2031	12,950	13,449
[7]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/2026	495	489
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.200%	10/1/2027	1,000	1,021
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/2028	290	308
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/2028	250	269
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	1,455	1,455
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	1,060	1,060
[3]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	2/2/2026	10,560	10,560
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	2,528	2,562
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2027	5,275	5,290
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/2028	7,475	7,518
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	950	958
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	2,395	2,406
[3]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	585	585
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	2,270	2,278
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	710	713
[7]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2028	3,100	3,141
[1]	Illinois Housing Development Authority Multifamily Housing Revenue TOB VRDO	2.510%	2/5/2026	30,605	30,605
	Illinois Sales Tax Revenue	5.000%	6/15/2026	2,235	2,239
	Illinois Sales Tax Revenue	4.000%	6/15/2027	1,810	1,817
	Illinois Sales Tax Revenue	5.000%	6/15/2028	9,350	9,909
	Illinois Sales Tax Revenue	4.000%	6/15/2029	1,580	1,585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Sales Tax Revenue	5.000%	6/15/2029	1,065	1,073
	Illinois Sales Tax Revenue	5.000%	6/15/2029	9,325	10,071
	Illinois Sales Tax Revenue	5.000%	6/15/2030	9,670	10,648
[8]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	4,945	5,182
[8]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	1,430	1,533
[2]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/2027	4,220	4,229
[2]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/2031	1,000	1,016
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/2026	2,310	2,283
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2029	1,660	1,776
	Lake County Forest Preserve District GO	2.000%	12/15/2027	7,400	7,289
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2026	5,835	5,778
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2026	500	510
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	2,300	2,305
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	5,390	5,596
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2028	440	410
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	3,750	3,894
[1,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	2.390%	2/5/2026	13,500	13,500
[1,2]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	2.440%	2/5/2026	17,371	17,371
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2027	1,105	1,121
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2029	1,395	1,447
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	6,850	6,986
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	1,000	1,019
[8]	Monroe & St. Clair Counties Community Unit School District No. 5 Waterloo GO	5.000%	4/15/2031	1,315	1,320
[8]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2026	250	252
[8]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2027	375	385
[8]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2029	535	571
[8]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2030	250	271
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2030	1,040	1,058
[8]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2026	1,400	1,405
[8]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2026	600	609
[8]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/2026	1,350	1,365
[1]	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue TOB VRDO	2.380%	2/5/2026	7,500	7,500
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	1,530	1,595
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2031	615	661
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.330%	2/5/2026	9,405	9,405
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.380%	2/5/2026	25,620	25,620
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.380%	2/5/2026	3,990	3,990
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.400%	2/5/2026	16,960	16,960
[2]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/2026	1,200	1,209
	Schaumburg IL GO	3.000%	12/1/2027	2,310	2,319
	Schaumburg IL GO	3.500%	12/1/2027	650	655
[8]	Southern Illinois University College & University Revenue	4.000%	4/1/2026	1,700	1,703
[8]	Southern Illinois University College & University Revenue	5.000%	4/1/2026	300	301
[8]	Southern Illinois University College & University Revenue	5.000%	4/1/2026	1,175	1,177
[8]	Southern Illinois University College & University Revenue	5.000%	4/1/2027	215	220
[8]	Southern Illinois University College & University Revenue	5.000%	4/1/2028	275	287
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	4,665	4,779
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	5,370	5,623
[2]	St. Clair County School District No. 119 Belle Valley GO	5.000%	4/1/2030	1,500	1,505
	Upper Illinois River Valley Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,145	1,184
					1,009,618
Indiana (1.1%)
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	100	105
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	100	107
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	330	355
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	350	380
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	325	356
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2031	2,935	2,964
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2033	2,795	2,821
	Center Grove Community School Corp. GO	5.000%	7/1/2026	1,180	1,190
	Center Grove Community School Corp. GO	5.000%	1/1/2027	1,520	1,547
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/2030	1,000	1,001
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/2032	1,310	1,312
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2027	350	362
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2028	230	243
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2029	250	269
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2030	260	284
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2028	1,035	1,082
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2029	1,085	1,150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	745	800
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2031	800	868
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	335	330
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	635	628
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	4,680	4,843
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/2026	3,900	3,883
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	390	391
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	275	282
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2027	705	722
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2029	1,165	1,213
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	2,220	2,249
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Indiana Masonic Home Project)	4.300%	5/1/2029	750	767
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2027	1,275	1,298
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2028	1,340	1,385
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/2026	1,520	1,497
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	31,600	33,982
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	30,000	33,408
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	2/4/2026	30,000	30,000
[4]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.580%	3/1/2039	3,540	3,526
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	5,405	5,422
	Indiana Finance Authority Industrial Revenue (Valley Electric Corp. Project)	2.500%	11/1/2030	2,770	2,679
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.000%	3/2/2026	7,065	7,067
	Indiana Finance Authority Water Revenue	5.000%	10/1/2029	500	507
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Dalehaven Estates Project) PUT	5.000%	6/1/2026	6,075	6,120
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Flats on 14th Project) PUT	2.750%	4/1/2028	1,553	1,548
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Foundry Row Project) PUT	3.350%	1/1/2028	2,000	2,017
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2028	1,860	1,872
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	775	777
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	1,000	1,010
	Indiana State University College & University Revenue	5.000%	10/1/2027	275	279
	Indiana State University College & University Revenue	5.000%	10/1/2031	350	356
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	1,000	1,002
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	10,805	11,012
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	495	514
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	255	269
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	530	570
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	435	439
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	450	459
[8]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	400	414
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	210	216
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	470	491
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	485	511
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	490	522
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	505	543
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	400	430
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	275	296
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	800	869
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	270	293
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	820	899
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	550	603
	Westfield-Washington Schools GO	5.000%	1/15/2027	1,585	1,621
	Westfield-Washington Schools GO	5.000%	7/15/2027	865	895
	Westfield-Washington Schools GO	5.000%	1/15/2028	615	644
					190,766
Iowa (0.1%)
	Crawford County Memorial Hospital Inc. Health, Hospital, Nursing Home Revenue (Crawford County Memorial Hospital Project) BAN	5.000%	6/15/2027	1,515	1,528
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/2028	695	725
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,060	1,061
[1,5]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.680%	2/5/2026	8,360	8,360
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2026	420	426
	University of Iowa College & University Revenue	3.000%	7/1/2027	615	615
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/2028	1,150	1,169
					13,884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kansas (0.4%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/2026	7,900	7,908
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/2028	4,515	4,721
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,731	4,818
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2027	1,600	1,602
[1,5]	Kansas Development Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	7,490	7,490
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,065	1,118
[8]	Manhattan KS GO	5.000%	6/15/2028	24,905	25,102
	Manhattan KS Health, Hospital, Nursing Home Revenue	3.750%	6/1/2031	330	332
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.200%	6/1/2032	350	352
	Sedgwick County Public Building Commission Lease Revenue	3.000%	8/1/2028	1,285	1,285
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	2,415	2,441
	St. Marys KS Industrial Revenue	3.500%	4/15/2032	1,000	1,009
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,000	1,004
	Wamego KS Industrial Revenue	3.500%	4/15/2032	14,280	14,402
	Wichita KS Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	1,030	1,037
	Wichita KS Water & Sewer Utility Water Revenue	3.000%	10/1/2027	700	700
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/2030	1,250	1,252
					76,573
Kentucky (2.3%)
	Elizabethtown KY GO	2.625%	8/1/2030	220	216
[1,8]	Fayette County KY School District GO PUT TOB	2.450%	4/16/2026	7,925	7,925
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2026	5	5
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/2026	450	451
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	3,625	3,705
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	895	911
	Kentucky Economic Development Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.000%	3/2/2026	7,240	7,242
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Beecher Terrace Phase IV Project) PUT	5.000%	9/1/2026	3,955	3,962
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,620	1,628
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2029	1,065	1,137
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2030	1,185	1,290
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2026	1,000	1,001
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2027	3,310	3,314
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2031	1,695	1,777
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/2026	2,500	2,500
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/2026	1,075	1,075
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2026	390	390
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2026	350	352
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2026	500	504
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2026	1,885	1,894
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2026	800	807
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2026	1,000	1,017
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/2027	2,115	2,133
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2027	500	509
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2027	700	718
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2027	575	590
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2027	1,990	2,015
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2027	1,150	1,182
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2027	800	829
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2028	600	622
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2028	655	684
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2028	1,100	1,149
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2028	250	261
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2028	1,080	1,137
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2029	650	685
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2029	985	1,043
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/2026	109,765	110,615
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	30,950	31,433
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	148,350	157,854
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,640	1,666
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,450	3,501
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	7,715	7,822
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	11,560	11,713
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2026	14,820	15,021
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	2,525	2,702
	Madison County KY GO	3.000%	6/1/2030	490	490
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/2027	2,025	2,064
	University of Kentucky College & University Revenue	4.000%	4/1/2026	750	750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Louisville College & University Revenue	5.000%	3/1/2032	3,450	3,491
	Warren County School District Finance Corp. Lease(Renewal) Revenue	3.000%	4/1/2028	1,000	1,000
					406,782
Louisiana (1.6%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,455	2,475
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,210	1,243
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,930	1,999
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/2026	3,850	3,867
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (BW Cooper Senior Project) PUT	3.200%	8/1/2028	1,105	1,112
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at Covington Place Project) PUT	3.100%	5/1/2028	2,090	2,099
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at the Oaks Project) PUT	5.000%	6/1/2026	10,839	10,844
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/2026	9,438	9,449
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Hampton Park Project) PUT	3.150%	7/1/2028	615	619
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/2027	3,709	3,791
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Imperial Terrace Project) PUT	3.100%	5/1/2028	3,500	3,519
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (King Oaks V Project) PUT	2.700%	10/1/2028	950	948
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (NSA East Bank Apartments Project) PUT	3.150%	4/1/2029	4,965	4,996
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Tivoli Place Project)	5.000%	7/1/2026	11,080	11,179
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,457	1,492
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Christwood Project)	4.250%	11/15/2030	900	912
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Hospital Foundation Project)	5.000%	10/1/2028	1,270	1,316
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.420%	2/5/2026	13,800	13,800
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2027	2,810	2,917
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2028	1,945	2,014
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2029	1,250	1,293
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	6,345	6,355
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/2027	7,720	7,816
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	4,610	4,726
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	3,055	3,132
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/2026	1,950	1,963
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	18,975	20,697
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/2028	3,525	3,688
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2027	125	129
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2028	1,035	1,064
[1]	Louisiana Public Facilities Authority Revenue (Touro Infirmary Project)	3.900%	8/15/2029	11,537	11,539
[1]	New Orleans LA GO TOB VRDO	2.310%	2/5/2026	59,330	59,330
[2]	Shreveport LA GO	5.000%	3/1/2026	500	501
[2]	Shreveport LA GO	5.000%	3/1/2026	275	275
	Shreveport LA GO	5.000%	9/1/2026	1,125	1,127
[2]	Shreveport LA GO	5.000%	3/1/2027	1,000	1,023
[2]	Shreveport LA GO	5.000%	3/1/2027	350	358
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2026	420	427
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2027	335	348
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	370	392
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	810	871
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	675	735
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2031	805	887
	St. James Parish LA Industrial Revenue (Nustar Logistics LP Project) PUT	3.700%	6/1/2030	2,380	2,429
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	26,805	26,733
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	18,405	18,368
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	11,935	11,993
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	15,190	15,372
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2027	1,035	1,055
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2027	700	718
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2029	700	747
					286,682
Maine (0.2%)
[1,2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	2/5/2026	8,000	8,000
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.300%	11/15/2026	6,680	6,708
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.375%	11/15/2027	2,680	2,710

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2027	3,910	3,965
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2028	1,085	1,093
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2028	4,200	4,262
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2028	1,000	1,022
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.050%	11/15/2029	2,805	2,830
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.600%	11/15/2029	1,300	1,336
[3]	Maine State Housing Authority Local or Guaranteed Housing Revenue	2.800%	11/15/2030	500	500
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.100%	11/15/2030	1,325	1,336
[3]	Maine State Housing Authority Local or Guaranteed Housing Revenue	2.900%	11/15/2031	700	701
					34,463
Maryland (0.5%)
[1,5]	Baltimore County MD Health, Hospital, Nursing Home Revenue TOB VRDO	2.630%	2/5/2026	5,015	5,015
	Baltimore MD Sewer Revenue	5.000%	7/1/2031	2,500	2,504
[1]	Baltimore MD Sewer Revenue (Wastewater Project) TOB VRDO	2.350%	2/5/2026	9,690	9,690
	Baltimore MD Water Revenue	5.000%	7/1/2030	1,000	1,006
	Calvert County MD GO	2.750%	7/1/2030	1,230	1,225
[1]	Frederick County MD College & University Revenue	5.000%	9/1/2027	625	628
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	2,735	2,777
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2026	375	377
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2027	550	564
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2031	570	619
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,360	1,370
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2027	1,250	1,277
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	525	540
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,320	1,357
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,610	3,905
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	10,100	10,288
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	2,000	2,189
[1,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.630%	2/5/2026	12,570	12,570
[1,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.820%	7/1/2041	18,175	18,175
[1]	Maryland Stadium Authority Lottery Revenue TOB VRDO	3.150%	2/2/2026	4,675	4,675
	Prince George's County MD GO	4.000%	7/1/2027	7,080	7,126
	Westminster MD College & University Revenue	5.000%	11/1/2030	395	400
	Westminster MD College & University Revenue	5.000%	11/1/2031	375	380
					88,657
Massachusetts (1.9%)
	Becket MA BAN GO	4.250%	8/20/2026	1,974	1,990
	Commonwealth of Massachusetts GO	3.000%	9/1/2027	2,000	2,001
[1]	Commonwealth of Massachusetts GO TOB VRDO	2.310%	2/5/2026	6,785	6,785
	Greater Attleboro-Taunton Regional Transit Authority Transit Revenue RAN	4.000%	8/14/2026	5,135	5,168
	Hubbardston MA BAN GO	5.000%	9/17/2026	2,822	2,855
	Hudson MA BAN GO	5.000%	6/11/2026	875	879
	Hudson MA BAN GO	5.250%	6/11/2026	2,324	2,339
	Lexington MA BAN GO	4.000%	2/27/2026	1,852	1,854
	Ludlow MA BAN GO	4.000%	9/10/2026	3,661	3,693
	Massachusetts Bay Transportation Authority CP	2.330%	3/19/2026	8,950	8,950
	Massachusetts Bay Transportation Authority CP	2.340%	3/19/2026	15,000	15,000
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2026	210	211
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2026	240	240
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2026	1,055	1,063
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2026	2,005	2,005
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	160	163
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2027	220	222
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	635	646
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	100	102
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	195	200
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2028	655	656
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,350	1,373
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2028	1,100	1,100
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2029	340	340
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,675	1,703
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	425	442
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	770	774
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	580	582
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	570	579
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	785	803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	900	904
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2026	1,955	1,972
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,100	2,110
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	504
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	305	308
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2027	2,060	2,126
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,800	2,855
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,025	1,027
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	680	697
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	360	371
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	450	452
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2028	2,160	2,279
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,030	5,078
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,513
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	830	865
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2029	2,270	2,443
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	565	606
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	8,600	9,121
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	13,355	14,372
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	600	621
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	650	709
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	8,950	9,809
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,125	1,132
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,030	3,059
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	10,085	11,239
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,100	1,107
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	1,875	1,879
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	3,500	3,824
[1,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	2.370%	2/5/2026	5,310	5,310
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2026	2,225	2,245
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	6/1/2026	1,630	1,629
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/2026	1,380	1,380
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/2027	1,080	1,080
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/2027	2,265	2,275
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/2027	2,750	2,763
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2027	4,695	4,728
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	6/1/2028	23,205	23,550
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/2028	3,675	3,718
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2028	1,000	1,020
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/2029	18,265	18,689
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/2029	15,890	16,008
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	14,185	14,295
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,000	2,046
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,475	2,530
	Pioneer Valley Transit Authority Transit Revenue RAN	4.000%	7/10/2026	8,380	8,426
	Quincy MA BAN GO	5.000%	7/24/2026	5,722	5,793
	Quincy MA BAN GO	5.000%	9/29/2026	41,327	42,038
	Southeastern Regional Transit Authority Transit Revenue RAN	4.000%	8/14/2026	7,500	7,546
	Swansea Water District BAN GO	4.000%	9/24/2026	3,450	3,476
	Western Massachusetts Emergency Communications District BAN GO	4.250%	4/24/2026	6,781	6,799
	Whitman Hanson MA Regional School District BAN GO	4.875%	3/18/2026	14,725	14,756
					339,800
Michigan (2.1%)
[12]	Carrollton MI Public School District GO	2.750%	5/1/2029	430	427
[1,2,12]	Detroit MI City School District GO TOB VRDO	2.440%	2/5/2026	6,755	6,755
	Detroit MI GO	5.000%	4/1/2026	1,265	1,269
	Detroit MI GO	5.000%	4/1/2026	330	331
	Detroit MI GO	5.000%	4/1/2027	1,700	1,740
	Detroit MI GO	5.000%	4/1/2029	1,000	1,044
	Detroit MI GO	5.000%	4/1/2032	500	548
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2028	500	532
	Grand Rapids Economic Development Corp. Health, Hospital, Nursing Home Revenue (Beacon Hill at Eastgate Project)	4.125%	11/1/2030	5,875	5,891
	Grand Rapids Economic Development Corp. Health, Hospital, Nursing Home Revenue (Beacon Hill at Eastgate Project)	4.250%	11/1/2030	7,875	7,895
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2029	2,000	2,021
[1]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	3.900%	8/15/2031	750	751
[1]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.250%	8/15/2031	1,615	1,617
	Kalamazoo Public Schools GO	3.000%	5/1/2027	1,000	1,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	2.000%	7/1/2026	740	736
[3]	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	1,320	1,454
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2027	2,005	2,021
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2029	1,950	1,965
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	7,570	7,695
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	10,195	10,241
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/2026	2,725	2,729
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/2026	10,930	10,987
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	12/1/2027	30,000	30,339
[1]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.330%	2/5/2026	10,750	10,750
[1,5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.370%	2/5/2026	4,860	4,860
	Michigan Finance Authority Revenue	5.000%	3/1/2031	7,820	8,735
	Michigan Finance Authority Revenue	3.750%	12/1/2038	10,000	10,401
[1]	Michigan Finance Authority Revenue PUT	3.875%	2/1/2028	6,000	6,005
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2026	340	342
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.200%	4/1/2027	285	286
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2027	6,580	6,581
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.600%	6/1/2027	1,455	1,456
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2027	315	317
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2027	1,380	1,380
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.875%	4/1/2028	850	850
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	4/1/2028	465	468
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.700%	6/1/2028	2,725	2,727
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.950%	10/1/2028	220	220
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.750%	12/1/2028	830	831
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.375%	12/1/2028	670	677
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/2029	265	266
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2029	21,750	21,752
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	6/1/2029	1,650	1,655
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.050%	10/1/2029	220	221
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	10/1/2029	38,040	38,044
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	12/1/2029	1,260	1,266
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.150%	4/1/2030	285	287
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	10/1/2030	46,310	46,315
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	10/1/2031	17,995	18,020
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	4.500%	4/1/2026	1,275	1,278
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Lee Plaza Apartments Project) PUT	5.000%	6/1/2027	15,000	15,415
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Midblock Apartments Project) PUT	5.000%	3/1/2028	18,000	18,833
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2026	6,311	6,346
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	8,500	8,562
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	9,925	10,099
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2027	3,875	3,897
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2027	1,750	1,751
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.950%	11/1/2028	950	953
[1]	Michigan State Trunk Line Fund Bonds Fuel Sales Tax Revenue TOB VRDO	2.310%	2/5/2026	11,200	11,200
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	335	349
					363,383
Minnesota (1.6%)
	Apple Valley MN GO	2.750%	12/15/2029	285	285
	Byron Independent School District No. 531 GO	2.750%	2/1/2030	740	740
	Chisago City MN GO	2.500%	2/1/2030	275	269
	Cottage Grove MN GO	2.700%	2/1/2030	205	204
	Duluth Independent School District No. 709 GO	0.000%	2/1/2029	600	553
	Duluth Independent School District No. 709 GO	0.000%	2/1/2030	475	425
	Duluth Independent School District No. 709 GO	0.000%	2/1/2031	775	672
	Hennepin County Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	1,000	1,004
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	1,300	1,305
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,000	1,017
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	850	864
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,190	1,191
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	3,665	3,668
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	19,050	20,280
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,000	1,029
	Minnesota Agricultural & Economic Development Board CP	2.780%	2/12/2026	33,000	33,003
	Minnesota Agricultural & Economic Development Board CP	2.750%	3/5/2026	28,750	28,758
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	2,500	2,557
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	1,000	1,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2027	2,100	2,108
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	8/1/2027	4,420	4,463
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/2026	300	303
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/2027	550	562
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	74,685	76,038
[4]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.439%	12/1/2052	59,350	59,511
	Minnewaska MN Independent School District No. 2149 GO	2.750%	2/1/2030	420	419
	Mounds View MN Local or Guaranteed Housing Revenue (Sibley Court Project) PUT	3.375%	3/1/2028	13,700	13,793
	New Hope MN GO	2.750%	2/1/2029	430	423
	New Ulm MN GO	2.750%	12/1/2030	245	244
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2027	800	817
	Richfield MN GO	2.750%	2/1/2030	500	494
	Shakopee Independent School District No. 720 GO	0.000%	2/1/2028	3,950	3,717
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	1,785	1,795
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	1,745	1,756
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,475	1,484
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	1,000	1,006
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2027	100	97
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2028	180	170
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2029	100	92
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2031	120	104
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,450	2,582
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,770	4,050
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,245	2,452
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,495	2,763
	University of Minnesota College & University Revenue	5.000%	8/1/2028	1,225	1,227
	Washington County Community Development Agency Local or Guaranteed Housing Revenue (Red Rock Manor Project) PUT	3.150%	8/1/2028	830	833
	Woodbury Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	1,250	1,259
					283,453
Mississippi (0.3%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,380	1,386
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	9,440	9,442
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.400%	2/2/2026	460	460
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.230%	2/4/2026	27,450	27,450
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/2026	1,625	1,601
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/2028	1,000	1,000
[1]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2026	425	428
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2027	1,175	1,224
	Mississippi GO	4.000%	10/1/2028	100	100
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	3.050%	5/1/2027	1,540	1,543
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	4,555	4,640
					49,274
Missouri (1.2%)
	Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/2026	750	750
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,700	1,823
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	5,845	6,376
	Columbia MO Sewerage System Sewer Revenue	3.500%	10/1/2029	980	980
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2027	1,500	1,505
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2028	5,500	5,519
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2029	4,000	4,014
[1]	Jackson County MO Special Obligation Revenue TOB VRDO	2.450%	2/5/2026	5,200	5,200
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	725	726
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	1,060	1,086
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,170	1,226
	Kansas City MO School District COP	5.000%	4/1/2028	1,565	1,644
	Kansas City MO School District COP	5.000%	4/1/2029	1,645	1,767
	Kansas City MO School District COP	5.000%	4/1/2030	1,675	1,834
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	7,120	7,265
	Kirkwood IDA Health, Hospital, Nursing Home Revenue (Aberdeen Heights Project)	5.000%	5/15/2026	1,000	1,002
	Kirkwood IDA Health, Hospital, Nursing Home Revenue (Aberdeen Heights Project)	5.000%	5/15/2027	800	807
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/2032	220	225
	Missouri Development Finance Board Intergovernmental Agreement Revenue	5.000%	6/1/2026	2,415	2,433
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	2.430%	2/5/2026	4,315	4,315
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.430%	2/5/2026	5,255	5,255
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.430%	2/5/2026	8,115	8,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,8]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.480%	2/5/2026	4,000	4,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	450	450
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	1,900	1,914
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,000	2,110
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,445	1,455
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,000	1,065
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	7,455	7,928
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	2,500	2,504
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	4.000%	2/1/2026	100	100
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2026	500	500
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2028	915	944
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	17,370	17,431
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	12,330	12,929
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	2/5/2026	30,000	30,000
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2028	675	706
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2032	5,000	5,010
	Nixa Public Schools (Direct Deposit Program) GO	2.750%	3/1/2030	865	861
	Springfield MO Special Obligation Revenue	4.000%	5/1/2027	700	701
[1,5]	St. Johns IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.510%	2/5/2026	7,275	7,275
[1,5]	St. Louis IDA Local or Guaranteed Housing Revenue TOB VRDO	2.510%	2/5/2026	3,815	3,815
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.500%	2/1/2026	7,570	7,570
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.150%	4/1/2028	1,000	1,005
[1,5]	St. Louis Missouri Metropolitan Sewer District Wastewater System Sewer Revenue TOB VRDO	2.580%	2/5/2026	35,443	35,443
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	2/2/2026	1,190	1,173
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	2/2/2026	1,030	1,015
	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	2/15/2032	1,800	1,803
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/2026	2,550	2,556
					216,130
Montana (0.1%)
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	9,485	9,689
	Kalispell MT Health, Hospital, Nursing Home Revenue (Immanuel Living at Buffalo Hill Project)	4.250%	5/15/2030	2,115	2,127
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/2028	1,830	1,846
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	655	656
					14,318
Multiple States (3.0%)
[1]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	3.200%	2/2/2026	36,100	36,100
[1,4,13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.490%	6/15/2035	5,520	5,520
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.730%	2/2/2026	55,315	55,315
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.730%	2/2/2026	103,700	103,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.730%	2/2/2026	110,740	110,740
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.390%	2/5/2026	219,000	219,000
					530,375
Nebraska (0.8%)
	Central Plains Energy Project Natural Gas Revenue	5.000%	8/1/2029	105	112
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	3,000	3,035
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	200	210
[14]	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	26,175	27,775
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	15,495	16,295
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	11,455	12,305
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	675	717
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,390	1,545
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	450	468
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	670	725
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	500	556
	Gretna Public Schools GO	5.000%	12/15/2027	3,655	3,666
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	1,950	1,972
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	7,080	7,084
	Omaha NE Housing Authority Local or Guaranteed Housing Revenue (Central at Columbus Park Project) PUT	3.150%	6/1/2029	6,530	6,584
	Omaha Public Power District CP	2.330%	5/6/2026	11,000	11,000
	Omaha Public Power District CP	2.330%	6/3/2026	12,750	12,748
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	2.310%	2/5/2026	8,000	8,000
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	2.310%	2/5/2026	5,000	5,000
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	2.310%	2/5/2026	14,625	14,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	2.310%	2/5/2026	11,625	11,625
					146,047
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	620	637
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2026	200	202
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2027	705	725
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	1,590	1,592
	Humboldt County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects)	3.550%	10/1/2029	3,240	3,332
	Humboldt County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects)	3.550%	10/1/2029	4,000	4,077
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2028	2,000	2,021
[1]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	2.400%	2/5/2026	2,500	2,500
[1]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	2.400%	2/5/2026	4,000	4,000
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/2026	225	224
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	744	767
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	10,465	10,518
	Reno Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	6/1/2027	790	791
	Sparks Tourism Improvement District No. 1 Sales Tax Revenue	3.875%	6/15/2028	1,090	1,096
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2032	8,425	8,514
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	2,000	2,042
					43,038
New Hampshire (0.4%)
[1,5]	National Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.510%	2/5/2026	16,330	16,330
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,205	1,333
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	1,165	1,204
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/2033	621	621
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/2030	2,708	2,709
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	5.950%	12/1/2031	770	772
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	6.000%	12/1/2031	1,125	1,128
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	5.875%	12/1/2032	720	722
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	8,800	8,813
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Princeton Area Project)	5.500%	12/1/2030	11,206	11,216
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	885	886
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	1,767	1,814
[1]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	2,703	2,703
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	1,850	1,861
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,180	2,193
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	1,830	1,841
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	1,790	1,801
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	575	583
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	880	912
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,185	1,252
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,245	1,339
[7]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/2026	1,250	1,251
[7]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/2027	900	904
[7]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.150%	7/1/2027	1,930	1,935
					66,123
New Jersey (2.3%)
	Belleville NJ BAN GO	3.750%	7/7/2026	2,430	2,439
	Borough of Butler NJ BAN GO	4.000%	9/4/2026	3,110	3,138
	Borough of Mount Ephraim NJ BAN GO	4.000%	9/15/2026	2,626	2,647
	Bridgewater Township NJ BAN GO	4.000%	7/29/2026	5,795	5,842
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/2026	2,500	2,504
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	500	509
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	250	254
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	375	390
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	150	156
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	500	532
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	175	186
[2]	Clifton Board of Education GO	2.000%	8/15/2027	1,915	1,885
	East Brunswick NJ BAN GO	4.000%	7/14/2026	5,128	5,165
[1]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2027	400	404
[1]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2029	430	437
	Evesham Township NJ BAN GO	4.000%	9/14/2026	13,589	13,717
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/2028	1,015	1,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/2029	1,285	1,308
	Jersey City Municipal Utilities Authority Water Revenue (Water Project)	5.000%	5/1/2026	24,900	25,061
	Medford Township NJ BAN GO	3.750%	9/23/2026	9,969	10,053
	Middle Township NJ BAN GO	4.000%	9/1/2026	10,900	10,995
	Moorestown Township School District GO	1.000%	8/1/2027	1,263	1,230
	Moorestown Township School District GO	1.750%	8/1/2028	1,285	1,249
	Moorestown Township School District GO	2.000%	8/1/2029	2,215	2,161
	Moorestown Township School District GO	2.000%	8/1/2030	2,200	2,121
	Moorestown Township School District GO	2.000%	8/1/2031	2,150	2,046
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	4,555	4,558
[2]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/2026	1,250	1,235
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	1,740	1,742
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	6,120	6,306
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	5,730	5,903
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2029	1,105	1,106
[8]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	4,960	4,966
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	1,230	1,232
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	1,110	1,145
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	100	104
[8]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	1,000	1,008
[8]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	1,840	1,854
	New Jersey Educational Facilities Authority CP	2.620%	3/9/2026	23,250	23,256
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	455	458
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,530	3,553
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,000	2,012
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	480	493
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,680	3,776
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	675	679
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	500	522
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,250	1,257
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,530	1,544
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	530	562
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,100	1,106
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	555	597
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,200	2,211
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/2026	1,165	1,168
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/2026	4,685	4,696
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.250%	4/1/2027	1,000	1,005
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.300%	10/1/2027	1,000	1,006
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.900%	11/1/2027	1,505	1,506
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	860	868
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,015	1,021
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.950%	5/1/2028	1,325	1,326
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.350%	10/1/2028	1,000	1,012
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.950%	11/1/2028	32,800	32,929
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	4/1/2029	390	396
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	530	540
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.450%	10/1/2029	475	483
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2029	25,150	25,255
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.550%	4/1/2030	500	510
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.600%	10/1/2030	375	383
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.100%	11/1/2030	3,185	3,204
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	4/1/2031	785	805
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/2031	800	823
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	2,035	2,051
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (701 Newark Avenue Project) PUT	3.150%	12/1/2028	1,090	1,096
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Irvine Turner Apartments Project)	3.670%	2/1/2026	1,585	1,585
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	7/1/2028	500	503
[4]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	3.480%	5/1/2048	7,285	7,298
	New Jersey Infrastructure Bank Miscellaneous Revenue	4.000%	9/1/2030	135	135
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	630	617
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	690	658
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,125	1,135
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	2,810	2,612
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	710	660
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	15,210	15,347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	3,500	3,165
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	13,085	13,199
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	1,550	1,564
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	2,940	2,965
[1]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	2.430%	2/5/2026	135	135
[1,5,11]	New Jersey Transportation Trust Fund Authority Revenue TOB VRDO	2.370%	2/5/2026	17,772	17,772
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	2,435	2,440
	Newark NJ BAN GO	4.000%	9/23/2026	25,461	25,679
	Pemberton Township NJ BAN GO	4.000%	5/21/2026	3,630	3,647
	Plainfield NJ BAN GO	4.000%	8/5/2026	18,043	18,182
[2]	Spotswood Board of Education GO	2.375%	9/1/2029	485	475
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	500	526
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,150	3,292
	Union Beach Borough NJ GO	3.000%	2/15/2030	199	199
	Union County NJ BAN GO	4.000%	4/2/2026	10,000	10,026
	Voorhees Township NJ BAN GO	4.000%	9/17/2026	19,204	19,394
	Warren Township School District GO	4.000%	7/8/2026	8,540	8,601
					414,541
New Mexico (0.6%)
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	3.000%	7/1/2026	1,000	1,000
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	0.875%	10/1/2026	3,070	3,021
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	2,305	2,359
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	3,360	3,439
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	4,390	4,493
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	4,545	4,342
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	10,000	9,554
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	9,945	10,119
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	40	42
[1,5]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	2.630%	2/5/2026	5,800	5,800
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	2.320%	2/5/2026	26,720	26,720
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	2.970%	3/1/2026	3,045	3,045
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2026	2,605	2,606
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2026	4,000	4,005
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2026	475	477
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2027	575	589
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2028	650	678
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2029	850	900
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	11/1/2029	80	85
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	11/1/2030	200	215
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	13,730	14,642
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	4,295	4,327
	University of New Mexico College & University Revenue	2.750%	6/1/2030	3,000	2,958
[1]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	3.750%	5/1/2028	1,080	1,074
					106,490
New York (14.3%)
[4]	2025 Loan Holding - 1 Revenue, SIFMA Municipal Swap Index Yield + 0.980%	3.260%	5/1/2026	42,500	42,500
	Albany NY City School District BAN GO	4.000%	6/25/2026	1,738	1,747
[2]	Auburn Enlarged City School District GO	2.750%	6/15/2029	310	302
	Averill Park Central School District BAN GO	4.000%	6/18/2026	14,155	14,240
	Avon Central School District BAN GO	4.000%	6/26/2026	17,040	17,128
	Bath Central School District BAN GO	4.000%	6/26/2026	20,470	20,572
	Bay Shore Union Free School District GO	3.500%	6/18/2026	24,750	24,853
	Bayport-Blue Point Union Free School District GO	4.000%	6/24/2026	13,945	14,033
	Binghamton City School District BAN GO	4.000%	6/26/2026	19,397	19,504
	Board of Cooperative Educational Services for the Sole Supervisory District Miscellaneous Revenue RAN	4.250%	6/19/2026	4,200	4,219
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2026	1,000	1,007
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/2026	705	705
	Brunswick Central School District BAN GO	4.000%	6/25/2026	15,385	15,479
	Brutus NY BAN GO	4.000%	1/20/2027	1,660	1,674
	Cape Vincent NY BAN GO	4.250%	8/20/2026	3,909	3,933
	Chautauqua County Capital Resource Corp. Electric Power & Light Revenue (NRG Energy Project) PUT	4.250%	4/3/2028	1,600	1,637
[2]	Cheektowaga-Maryvale Union Free School District GO	2.250%	6/15/2029	795	755
	Chenango Forks Central School District BAN GO	4.000%	6/25/2026	7,062	7,100
	Chittenango Central School District BAN GO	4.250%	7/10/2026	1,697	1,707
	Cobleskill-Richmondville NY Central School District BAN GO	4.000%	6/30/2026	1,500	1,508
	Cold Spring Harbor Central School District GO	3.500%	6/24/2026	7,500	7,532
	Colton-Pierrepont Central School District BAN GO	4.000%	6/25/2026	2,875	2,889
	Cortland Enlarged City School District BAN GO	4.000%	7/10/2026	18,290	18,383
[1]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	3.200%	2/2/2026	38,000	38,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duanesburg Central School District BAN GO	4.000%	6/24/2026	10,115	10,176
[2]	Dunkirk City School District GO	2.500%	6/15/2030	280	267
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	504
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,915	2,938
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,150	1,158
	Edmeston Central School District BAN GO	4.000%	7/23/2026	3,090	3,110
[8]	Fallsburg Central School District GO	2.250%	6/15/2030	420	394
	Farmingdale Union Free School District GO	3.375%	5/29/2026	13,500	13,544
	Fayetteville-Manlius Central School District BAN GO	4.000%	6/26/2026	29,700	29,874
[13]	Freddie Mac Pool	3.310%	1/1/2028	1,500	1,487
	Frontier Central School District BAN GO	4.000%	6/25/2026	43,000	43,271
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	600	610
	Glens Falls NY BAN GO	4.000%	2/27/2026	1,003	1,004
	Granville Central School District BAN GO	4.000%	8/21/2026	9,000	9,067
[8]	Greenville Central School District GO	2.375%	6/15/2030	570	539
[2]	Greenwich Central School District GO	2.500%	6/15/2030	455	433
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2029	1,440	1,441
	Hempstead Union Free School District BAN GO	4.000%	7/9/2026	46,000	46,294
	Hempstead Union Free School District RAN GO	4.000%	6/30/2026	19,430	19,544
	Herricks Union Free School District GO	4.000%	6/18/2026	4,500	4,527
	Holland Patent Central School District BAN GO	3.500%	8/28/2026	1,197	1,204
	Holley NY Central School District BAN GO	4.000%	8/6/2026	806	811
	Homer Central School District BAN GO	4.000%	6/26/2026	23,685	23,791
	Horseheads Central School District BAN GO	4.000%	6/25/2026	61,500	61,865
	Johnson City NY BAN GO	4.000%	6/18/2026	20,649	20,708
	Kenmore-Tonawanda Union Free School District BAN GO	4.000%	8/7/2026	3,789	3,818
	Kingston City School District BAN GO	4.000%	7/2/2026	1,977	1,988
	Livonia Central School District BAN GO	4.000%	6/25/2026	26,607	26,762
	Lockport City School District BAN GO	4.000%	7/29/2026	2,569	2,587
	Long Beach NY BAN GO	4.000%	9/25/2026	14,726	14,870
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	21,775	21,594
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	46,090	46,376
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	7,110	7,106
[1]	Long Island Power Authority Electric Power & Light Revenue TOB VRDO	2.360%	2/5/2026	7,500	7,500
	Longwood Central School District Suffolk County GO	4.000%	6/18/2026	27,000	27,175
	Malone Central School District BAN GO	4.000%	8/7/2026	2,280	2,296
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2031	6,245	6,378
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	1,130	1,079
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	3,275	2,957
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,210	1,276
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	3,000	3,053
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	675	686
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	400	407
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	530	593
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.400%	2/5/2026	3,600	3,600
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.400%	2/5/2026	2,840	2,840
[1,8]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.400%	2/5/2026	5,000	5,000
[1]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.530%	2/5/2026	7,150	7,150
[2,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	3.238%	11/1/2032	3,500	3,500
	Middle Country Central School District At Centereach GO	4.000%	6/24/2026	13,500	13,582
	Minoa NY BAN GO	3.750%	8/21/2026	2,702	2,715
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/2029	4,825	4,834
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,062
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,062
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	750	763
	Moravia Central School District BAN GO	3.750%	6/25/2026	8,625	8,670
	Mount Sinai Union Free School District GO	4.000%	6/25/2026	11,325	11,389
[1,5]	MTA Hudson Rail Yards Trust Obligations Lease Revenue TOB VRDO	2.370%	2/5/2026	6,800	6,800
	New Hartford NY BAN GO	5.000%	4/24/2026	2,217	2,225
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	6,580	6,790
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	4,840	4,983
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	6,985	6,987
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	11,705	11,708
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	18,720	18,728
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	3,500	3,545
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	21,535	21,770
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	21,700	22,080
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	5,630	5,749
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	1,935	1,941

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	3,295	3,328
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	4,940	4,988
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	8,925	9,102
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	9,315	9,556
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/2029	2,860	2,790
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	100,895	101,937
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	7,465	7,486
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	12,180	12,214
[1,5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	23,100	23,100
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.250%	2/4/2026	6,900	6,900
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.250%	2/5/2026	5,405	5,405
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.250%	2/5/2026	5,000	5,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.280%	2/5/2026	16,955	16,955
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	2,040	2,041
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	3,200	3,509
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	9,925	10,882
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	3,690	4,128
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	1,500	1,500
[5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.250%	2/5/2026	42,950	42,950
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2026	1,250	1,221
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2027	1,125	1,127
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2028	1,975	1,814
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2028	4,805	4,813
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2032	1,000	1,001
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	2.680%	2/5/2026	4,200	4,200
[5]	New York NY GO VRDO	3.200%	2/2/2026	17,900	17,900
	New York NY GO VRDO	2.150%	2/5/2026	21,890	21,890
[1]	New York NY Housing Development Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.380%	2/5/2026	55,455	55,455
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2026	1,720	1,729
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	3,915	3,918
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	100	101
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	2,195	2,216
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	705	712
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2027	775	798
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	100	103
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	1,465	1,513
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	350	361
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2028	2,500	2,602
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2028	640	670
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	1,755	1,759
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	100	106
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2029	1,125	1,190
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2029	800	852
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	2,710	2,716
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	1,000	1,077
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	1,000	1,085
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	2,500	2,505
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	845	927
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	1,000	1,108
	New York State Dormitory Authority College & University Revenue VRDO	2.250%	2/5/2026	19,065	19,065
	New York State Dormitory Authority College & University Revenue VRDO	3.060%	2/5/2026	13,900	13,900
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	130	131
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	585	594
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	350	346
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,000	1,024
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	1,000	1,026
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,000	1,045
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	500	533
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.050%	11/15/2030	2,625	2,628
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.320%	11/15/2030	1,195	1,200
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,975	2,057
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.450%	11/15/2031	1,310	1,315
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2026	15,055	15,083
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/2028	13,000	12,568
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	50,835	54,109
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.430%	2/5/2026	11,800	11,800
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	1,000	1,002
[8]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	1,975	1,979

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/2029	3,520	3,577
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	950	953
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	640	646
	New York State Housing Finance Agency Income Tax Revenue PUT	3.450%	12/15/2030	350	355
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2031	1,000	991
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/2027	17,445	16,951
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	9,960	9,935
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	4,140	4,123
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	3,905	3,906
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	14,675	14,680
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2027	2,000	2,001
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.850%	5/1/2027	15,640	15,648
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	42,870	42,876
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	1,630	1,630
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/2028	7,510	7,512
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	1,320	1,321
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	7,480	7,483
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	55,270	55,401
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2029	7,825	7,894
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2029	4,785	4,809
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	71,830	72,326
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	2,195	2,216
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	9,750	9,754
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2029	72,425	72,814
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	23,310	23,356
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	3,805	3,828
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	5/1/2030	780	783
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	5/1/2030	770	773
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2030	30,315	30,464
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.300%	5/1/2030	1,450	1,461
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	5,885	5,953
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	22,845	22,943
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2031	940	945
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2031	14,275	14,371
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	7,900	7,975
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	2,145	2,192
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	2,575	2,637
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	845	865
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	8,832	8,832
[1,5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.510%	2/5/2026	25,840	25,840
[1,5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.510%	2/5/2026	18,000	18,000
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.630%	2/5/2026	22,500	22,500
	Norwich City School District BAN GO	4.000%	6/25/2026	26,298	26,439
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.730%	2/2/2026	24,700	24,700
	Odessa-Montour Central School District BAN GO	4.000%	8/27/2026	8,000	8,069
	Oneonta City School District BAN GO	4.000%	7/24/2026	3,500	3,525
[2]	Oriskany Central School District GO	2.250%	6/15/2029	280	268
	Oswego City School District BAN GO	4.000%	6/25/2026	18,940	19,042
	Peekskill City School District BAN GO	3.750%	6/26/2026	9,100	9,147
	Penn Yan Central School District BAN GO	4.000%	6/25/2026	21,634	21,767
	Pleasantville NY Union Free School District GO	2.750%	4/15/2030	275	269
	Poughkeepsie School District BAN GO	4.000%	6/23/2026	13,400	13,478
	Ravena Coeymans Selkirk Central School District BAN GO	4.000%	8/7/2026	1,558	1,569
	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	6,000	6,254
	Rocky Point Union Free School District GO	3.750%	6/24/2026	3,190	3,206
	Seaford Union Free School District GO	4.000%	5/20/2026	6,500	6,530
	Seneca Falls Central School District BAN GO	4.000%	7/2/2026	9,400	9,449
	Skaneateles Central School District NY BAN GO	3.750%	8/13/2026	1,899	1,912
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2029	100	101
	Starpoint Central School District BAN GO	4.000%	6/26/2026	14,580	14,657
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,000	1,007
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,064
[1,5]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	2.680%	2/5/2026	52,500	52,500
[1,5]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	2.680%	2/5/2026	47,500	47,500
	Thousand Islands Central School District BAN GO	4.000%	6/26/2026	3,440	3,458
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	10,720	10,705
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	19,035	19,169
[4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	3.489%	4/1/2026	6,350	6,352

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	2.310%	2/5/2026	10,000	10,000
[5]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	2.280%	2/5/2026	43,665	43,665
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/2028	1,540	1,543
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/2027	1,000	1,002
	Troy NY BAN GO	4.000%	7/24/2026	13,495	13,594
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2027	500	513
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	2,000	2,052
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,980	4,067
	Tupper Lake Central School District BAN GO	4.000%	6/26/2026	3,860	3,883
	Unadilla Valley Central School District BAN GO	4.000%	6/26/2026	13,750	13,832
	Utica NY BAN GO	4.000%	8/28/2026	10,005	10,081
	Valhalla Union Free School District GO	2.750%	10/15/2029	255	252
	Valley Central School District BAN GO	4.000%	6/17/2026	4,755	4,782
	Vestal Fire District BAN GO	4.000%	8/7/2026	7,577	7,624
	Vestal NY Central School District BAN GO	4.000%	6/26/2026	10,050	10,111
	Wallkill NY BAN GO	4.000%	7/23/2026	22,699	22,830
	Wallkill NY Central School District BAN GO	4.000%	6/25/2026	1,216	1,223
	Waterville Central School District BAN GO	4.000%	8/7/2026	1,587	1,597
	Waverly Central School District BAN GO	4.000%	7/10/2026	2,265	2,276
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	100	100
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,940	1,940
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	5,500	5,822
	Westhampton Beach Union Free School District BAN GO	4.000%	6/25/2026	1,370	1,378
	Whitesboro Central School District BAN GO	4.000%	6/26/2026	15,655	15,754
	Whitney Point Central School District BAN GO	4.000%	8/7/2026	1,809	1,820
					2,519,985
North Carolina (1.2%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	11,195	11,482
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	8,970	9,047
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	1,960	1,859
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	1,735	1,944
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2028	5,000	5,089
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	2,110	2,124
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,655	1,663
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2029	1,575	1,585
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	8,159	8,187
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,714	9,834
	Inlivian Local or Guaranteed Housing Revenue PUT	3.300%	11/1/2028	2,000	2,025
	Mecklenburg County NC GO	4.000%	4/1/2029	2,940	2,996
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	6/1/2028	900	903
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.000%	3/2/2026	10,395	10,397
	North Carolina Central University College & University Revenue	5.000%	10/1/2026	1,020	1,024
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	7/1/2026	1,095	1,087
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	2,765	2,897
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	2,284	2,289
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	120	120
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	215	215
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,795	1,815
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,885	1,939
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.400%	10/1/2029	775	780
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	625	628
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.200%	11/1/2030	6,755	6,780
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.450%	11/1/2030	1,040	1,044
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/2031	245	246
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/2028	360	360
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.500%	9/1/2029	315	315
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/2029	140	140
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/2/2026	7,955	7,955
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.550%	6/1/2026	13,800	13,793
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	20,825	22,684
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,889
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	805	810
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	3/1/2029	3,075	3,086
[1,5]	Raleigh NC Housing Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.510%	2/5/2026	5,150	5,150
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,305	2,321
[4]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 1.050%	3.496%	12/1/2041	47,000	47,194
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	6,677	6,796

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wilmington Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2028	1,725	1,730
					207,222
North Dakota (0.1%)
	Bismarck ND GO	3.000%	5/1/2028	750	750
	Bismarck ND GO	3.000%	5/1/2029	725	725
	Bismarck ND Water Revenue	3.000%	4/1/2028	525	525
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	11,140	11,144
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	415	421
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	200	204
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	500	515
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	250	259
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	250	264
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	450	476
	Horace ND GO	5.000%	5/1/2026	450	452
	Horace ND GO	5.000%	5/1/2028	480	500
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	3,000	3,012
	North Dakota Public Finance Authority Intergovernmental Agreement Revenue (Capital Financing Program)	4.000%	6/1/2032	1,450	1,450
					20,697
Ohio (2.6%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2026	570	581
	Akron City School District GO	4.000%	8/6/2026	5,350	5,391
	Akron OH GO	5.000%	12/1/2026	300	306
	Akron OH GO	5.000%	12/1/2030	100	111
	Akron OH Income Tax Revenue	5.000%	12/1/2031	1,000	1,002
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/2027	18,000	18,527
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	4,070	4,450
[5]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	2.290%	2/5/2026	8,035	8,035
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2029	205	219
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2030	290	316
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,225	1,274
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	800	828
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,072
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	6,000	6,521
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,650	1,790
[1,2,10]	Cincinnati City School District GO TOB VRDO	2.400%	2/5/2026	5,000	5,000
	Cleveland Municipal School District GO	5.000%	12/1/2028	80	85
	Cleveland Municipal School District GO	5.000%	12/1/2030	150	166
	Cleveland OH GO	2.000%	12/1/2026	500	497
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2027	655	674
[1,5]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	2.370%	2/5/2026	7,500	7,500
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Country Ridge Apartments Project)	5.000%	12/1/2026	1,780	1,781
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2030	2,520	2,541
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	3.190%	6/1/2029	3,060	3,084
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	2,500	2,535
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.030%	11/1/2027	1,203	1,209
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	1,086	1,126
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.650%	7/1/2028	1,175	1,196
[1]	Columbus-Franklin County Finance Authority Tax Increment/Allocation Revenue (Easton Project)	5.000%	6/1/2028	730	744
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	1,900	1,928
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	5,630	5,706
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.320%	6/1/2026	4,535	4,540
	Dayton-Montgomery County Port Authority Local or Guaranteed Housing Revenue (Hom Flats at Forest Project) PUT	3.200%	7/1/2029	4,300	4,328
[1,5]	Delaware County OH Port Authority College & University Revenue TOB VRDO	2.580%	2/5/2026	16,205	16,205
	Delaware OH BAN GO	4.625%	4/16/2026	1,595	1,602
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2026	625	632
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	2,000	2,007
[3]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	2.950%	5/1/2026	7,000	7,000
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.250%	2/5/2026	22,930	22,930
[13]	Freddie Mac Pool	2.650%	4/1/2029	166	162
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	300	305
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	310	320
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	715	748
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	330	350
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	600	648

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	390	418
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,140	1,245
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	2.300%	2/5/2026	41,485	41,485
	Lake County OH BAN GO	3.750%	9/16/2026	5,300	5,340
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2026	540	540
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2026	300	303
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2027	240	245
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2027	240	247
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2028	370	385
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2028	290	304
	Lorain Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.220%	6/1/2028	1,305	1,313
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	250	253
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	295	298
	Middletown OH BAN GO	4.125%	6/24/2026	2,375	2,388
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	2,085	2,157
[8]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2026	250	255
	Norwood OH Special Obligation Revenue (Rookwood Exchange Project)	4.375%	12/1/2030	260	264
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	15,725	15,987
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	27,055	26,867
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	8,215	8,225
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/2027	10,500	10,671
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2027	3,500	3,573
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2030	6,000	6,506
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.550%	2/2/2026	19,195	19,195
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2027	750	759
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2028	370	383
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2026	100	101
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2027	425	437
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/2026	1,465	1,445
[4]	Ohio Higher Educational Facility Commission College & University Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.510%	12/1/2042	5,000	4,972
	Ohio Higher Educational Facility Commission CP	2.330%	5/1/2026	12,000	11,999
	Ohio Higher Educational Facility Commission CP	2.330%	5/1/2026	23,375	23,372
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	645	648
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Community Pendleton Project) PUT	3.400%	2/1/2028	1,290	1,298
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Marsh Run Homes Project) PUT	3.200%	2/1/2029	4,200	4,226
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/2028	125	134
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	9/1/2028	165	179
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/2029	125	137
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	9/1/2029	125	139
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/2030	130	147
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	9/1/2030	125	143
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Nelson Park Apartments Project) PUT	5.000%	3/1/2028	16,000	16,684
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	5,530	5,594
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/2027	1,310	1,320
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Tyler’s Creek Apartments Project) PUT	3.150%	2/1/2030	1,570	1,580
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	12/1/2026	2,980	3,010
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	6,824	6,885
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	1,930	1,942
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	11,250	11,617
	Ohio Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.000%	3/2/2026	4,025	4,026
	Ohio State Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/2031	3,185	3,412
	Ottawa & Glandorf Local School District GO	3.000%	12/1/2030	295	295
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2031	1,805	2,027
[1,5]	Public Finance Authority Revenue TOB VRDO	2.340%	2/5/2026	24,950	24,950
	Richmond Heights OH BAN GO	4.500%	7/30/2026	1,100	1,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Salem OH Miscellaneous Revenue (Salem Community Center Inc. Project) VRDO	2.390%	2/5/2026	745	745
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	2,490	2,493
	Springboro Community City School District BAN GO	4.000%	12/22/2026	9,490	9,597
	Summit County Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2029	2,100	2,092
[1,2]	Summit County Green Local School District Ad Valorem Property Tax Revenue TOB VRDO	2.400%	2/5/2026	3,750	3,750
	University of Akron College & University Revenue	5.000%	1/1/2031	2,135	2,138
[1,4]	University of Toledo College & University Revenue, 70% of SOFR + 0.900%	3.455%	6/1/2036	925	917
	Village of Glenwillow OH BAN GO	4.000%	7/8/2026	2,000	2,011
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	300	303
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	200	202
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	470	484
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	320	336
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	310	332
					456,806
Oklahoma (0.5%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/2026	1,025	1,039
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	1,175	1,199
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2026	1,150	1,161
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2028	1,305	1,378
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2030	1,000	1,099
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2029	1,000	1,012
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2030	1,000	1,011
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2031	1,900	1,921
	Muskogee Industrial Trust Lease (Appropriation) Revenue (Muskogee Public Schools Project)	5.000%	9/1/2026	1,840	1,860
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	2,100	1,924
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	2,000	1,790
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,025	1,790
	Oklahoma City OK GO	2.750%	3/1/2029	4,080	4,066
	Oklahoma City OK GO	4.000%	3/1/2030	4,355	4,360
	Oklahoma City Public Property Authority Hotel Occupancy Tax Revenue	5.000%	10/1/2028	1,265	1,267
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2026	650	656
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2027	965	987
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2028	675	699
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2029	805	845
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	1,000	1,062
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2031	1,125	1,200
	Oklahoma Department of Transportation Government Fund/Grant Revenue GAN	5.000%	9/1/2031	3,960	4,210
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	910	912
	Oklahoma Development Finance Authority Lease (Appropriation) Revenue	4.000%	12/1/2028	1,300	1,315
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Astoria Creek Project) PUT	3.150%	2/1/2028	1,375	1,380
	Oklahoma Housing Finance Agency Local Or Guaranteed Housing Revenue (Trinity Trails Project) PUT	3.200%	4/1/2028	750	752
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2029	13,000	13,054
[1,2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue TOB VRDO	2.380%	2/5/2026	10,000	10,000
[1,2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue TOB VRDO	2.380%	2/5/2026	5,625	5,625
[1]	Oklahoma Turnpike Authority Highway Revenue TOB VRDO	3.300%	2/2/2026	6,250	6,250
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue (Catoosa Public Schools Project)	5.000%	9/1/2026	1,490	1,510
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	7/1/2026	10,875	10,941
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2026	845	853
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2030	1,210	1,269
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2026	1,100	1,115
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2027	220	228
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2028	310	329
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2029	380	412
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2030	590	651
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2031	215	241
					93,373
Oregon (0.2%)
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2028	400	423
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	2/5/2026	4,000	4,000
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	1,765	1,905
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	9,945	10,172
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Verde Pines Project) PUT	3.100%	2/1/2028	867	870
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2028	1,285	1,293
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	8,405	8,540
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2030	1,155	1,163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2032	1,695	1,706
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2027	250	251
[1,5]	Oregon State Facilities Authority Local or Guaranteed Housing Revenue TOB VRDO	2.630%	2/5/2026	5,285	5,285
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/2026	135	135
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/2026	5	5
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2027	1,000	963
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2030	1,055	929
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2026	100	101
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2027	150	154
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,405	1,414
					39,309
Pennsylvania (3.1%)
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.600%	6/1/2029	360	363
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.900%	6/1/2030	785	792
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2026	420	421
[4]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	2.845%	2/1/2033	475	474
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	7,535	7,902
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	1,000	1,048
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	2,990	3,225
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.860%	11/15/2026	2,000	1,990
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.980%	11/15/2047	99,640	98,806
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	585	620
[5]	Allegheny County IDA Private Schools Revenue VRDO	2.290%	2/5/2026	2,600	2,600
[1]	Allegheny County Sanitary Authority Sewer Revenue TOB VRDO	2.360%	2/5/2026	3,295	3,295
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2026	950	953
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2030	30	32
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2027	695	711
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2026	520	527
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2030	630	681
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2031	500	547
	Bucks County IDA Charter School Aid Revenue (Charter School Lane Project)	5.000%	3/15/2026	390	390
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2026	470	474
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2027	580	590
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2026	250	252
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2027	1,475	1,511
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Pennswood Village Project)	5.000%	10/1/2030	250	255
[1]	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	2/5/2026	31,985	31,985
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/2027	1,850	1,865
[1]	Chester County IDA Charter School Aid Revenue	5.000%	10/1/2029	345	360
	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/2027	525	528
[8]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2026	1,100	1,112
[8]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2027	1,675	1,729
[8]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2028	875	921
[8]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2029	925	991
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/2028	153	153
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	6,255	6,576
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/2028	1,000	1,006
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/2029	1,470	1,479
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/2030	1,100	1,107
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2026	295	297
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2028	280	291
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2030	325	347
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2032	505	549
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	4.250%	10/15/2026	565	452
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/2032	2,030	2,090
[4]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	2.936%	3/1/2057	3,145	3,142
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	130	130
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2026	120	121
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2026	610	613
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	1,700	1,730
	East Hempfield Township IDA Health, Hospital, Nursing Home Revenue (Willow Valley Communities Project)	5.000%	12/1/2029	950	951
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2027	520	526
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2028	1,095	1,105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2030	1,205	1,215
[2]	Forest Area School District GO	3.000%	11/1/2030	410	410
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	1,005	1,081
[1]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/2027	3,136	3,143
	Lackawanna County PA TRAN GO	3.875%	12/31/2026	5,000	4,987
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2031	605	610
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2026	510	518
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2027	580	601
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2028	975	1,030
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2029	675	726
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2030	355	388
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2031	365	404
	Latrobe IDA College & University Revenue	5.000%	3/1/2029	150	156
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2028	600	623
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2029	375	396
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2030	1,000	1,072
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2031	570	619
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2026	355	357
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,770	1,825
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,555	2,692
	Lycoming County Authority College & University Revenue (Aicup Financing Program – Lycoming College Project) PUT	4.750%	5/1/2026	1,265	1,268
	Manheim Central School District GO	1.000%	5/1/2026	60	60
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	435	438
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	310	312
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	25	25
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,050	1,038
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,590	1,686
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2026	1,300	1,318
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2030	2,320	2,506
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2026	175	176
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2030	300	305
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	6,225	6,509
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	13,610	13,937
[2]	Newport PA School District GO	2.250%	8/15/2028	215	211
[8]	Newport PA School District GO	2.750%	8/15/2030	50	49
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	3,250	3,355
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	4,170	4,221
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2027	1,380	1,417
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2029	1,530	1,616
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2031	1,175	1,283
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,125	1,131
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	5,090	5,116
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	235	235
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2026	3,975	3,986
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	320	322
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	325	327
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	300	317
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	485	512
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2031	650	659
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	10,010	11,091
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	19,195	20,639
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.860%	11/15/2026	1,820	1,814
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.980%	11/15/2047	30,165	30,034
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.980%	5/15/2053	60,000	59,940
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2027	310	316
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	175	176
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2030	650	666
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2030	210	210
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	235	236
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2031	935	936
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	4.500%	5/1/2026	1,490	1,495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	2/5/2026	15,670	15,670
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2027	300	308
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2028	1,000	1,048
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	10/1/2028	500	500
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	500	534
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	4/1/2030	500	547
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	9/1/2027	2,000	2,009
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	1,835	1,848
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	1,690	1,702
[1,5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.510%	2/5/2026	9,345	9,345
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	510	514
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	1,720	1,756
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2032	2,005	2,071
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2031	1,020	1,042
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2026	4,235	4,287
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2029	1,000	1,017
[1]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/2029	600	608
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2026	140	141
	Philadelphia IDA College & University Revenue	5.000%	11/1/2026	850	864
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2027	305	313
[1,5]	Philadelphia PA IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	16,749	16,749
[1,2]	Philadelphia PA Water & Wastewater Revenue TOB VRDO	2.400%	2/5/2026	11,250	11,250
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	1,130	1,023
[1,2,4]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.355%	9/1/2040	20,450	20,331
[1,5]	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	2/5/2026	9,975	9,975
	Quaker Valley PA School District GO	3.000%	4/1/2030	340	340
	School District of Philadelphia (Housing Finance Program) GO	5.000%	9/1/2027	1,180	1,228
	School District of Philadelphia GO	5.000%	9/1/2027	2,910	2,952
	School District of Philadelphia GO	5.000%	9/1/2027	1,140	1,187
	School District of Philadelphia GO	5.000%	9/1/2028	5,352	5,427
	School District of Philadelphia GO	5.000%	9/1/2029	13,580	13,770
	School District of Philadelphia GO	5.000%	9/1/2030	610	618
[2]	Scranton PA GO	5.000%	11/15/2027	385	400
[2]	Scranton PA GO	5.000%	11/15/2028	770	813
[2]	Scranton PA GO	5.000%	11/15/2029	625	672
	Scranton PA School District GO	5.000%	12/1/2027	1,400	1,456
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2026	455	462
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2029	425	458
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2031	780	867
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2026	160	161
[8]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2027	375	390
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	1,250	1,276
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2028	315	313
	Westmoreland County PA GO	5.000%	8/15/2028	1,000	1,058
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2028	1,000	1,038
[8]	Wilkes-Barre PA Area School District GO	5.000%	8/1/2027	1,240	1,267
[2]	Williamsport Area School District GO	2.500%	8/1/2029	515	505
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/2028	3,375	3,467
					540,933
Puerto Rico (1.0%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	84,664	86,571
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	43,273	45,975
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	4,095	4,236
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	2,415	2,527
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	4,635	4,851
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	14,215	15,038
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/2026	1,415	1,417
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	1,678	1,602
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	8,452	7,559
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	3,640	3,014
					172,790
Rhode Island (0.2%)
[2]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2027	600	622
[2]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2028	400	424
[2]	Rhode Island Health & Educational Building Corp. Appropriations Revenue	5.000%	5/15/2026	1,500	1,506
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/2029	5,170	5,244
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/2030	1,040	1,054

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,955	1,965
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	1,500	1,507
[3]	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	2,765	3,038
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	550	552
[8]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.250%	5/15/2029	1,000	1,018
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue (Rock Ridge Project) PUT	3.350%	4/1/2028	1,585	1,601
[7]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2027	4,450	4,468
[7]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/2027	6,800	6,809
[1,4]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.300%	4/1/2031	7,815	7,815
					37,623
South Carolina (0.7%)
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	6,055	6,066
	Fort Mill School District No. 4 GO	3.000%	3/1/2027	3,875	3,877
	Orangeburg County Facilities Corp. Lease (Appropriation) Revenue	5.000%	12/1/2027	1,140	1,176
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	1,000	1,002
	Richland County School District No. 1/SC GO	3.150%	3/1/2027	1,000	1,000
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	325	334
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,000	1,054
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2029	1,185	1,188
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	325	343
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	3.875%	10/1/2030	2,250	2,257
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.000%	12/1/2030	1,670	1,684
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.250%	12/1/2031	2,345	2,366
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	6,000	6,598
[1,5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.430%	2/5/2026	9,655	9,655
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.430%	2/5/2026	8,000	8,000
[1,8]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.400%	2/5/2026	2,820	2,820
[1,8]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.400%	2/5/2026	2,900	2,900
[1,2]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.400%	2/5/2026	24,000	24,000
[1,2]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.420%	2/5/2026	10,000	10,000
[1,2]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.420%	2/5/2026	5,000	5,000
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2027	540	544
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2029	1,020	1,029
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	2,120	2,137
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	2,175	2,219
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	1,010	1,030
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/2027	1,750	1,754
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (Settlement Manor Apartments Project) PUT	5.000%	11/1/2027	935	970
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,065	3,122
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2027	3,485	3,479
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	705	709
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	2,430	2,448
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2026	595	598
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	490	503
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	1,000	1,051
	University of South Carolina College & University Revenue	5.000%	5/1/2031	1,445	1,489
	University of South Carolina College & University Revenue	5.000%	5/1/2032	2,145	2,207
					116,609
South Dakota (0.4%)
	South Dakota Health & Educational Facilities Authority Appropriations Revenue (Vocational Education Program)	5.000%	8/1/2027	480	480
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	17,915	19,274
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.100%	2/5/2026	10,000	10,000
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.280%	2/5/2026	32,750	32,750
					62,504
Tennessee (2.9%)
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (One Westside Phase 2B Project) PUT	2.950%	5/1/2029	1,325	1,331
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	3.600%	6/1/2028	2,250	2,280
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	4,025	4,039
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	875	883
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,455	1,456
	Kingsport Tennessee Industrial Development Board Local or Guaranteed Housing Revenue (Stonecrest Apartments Project) PUT	2.950%	9/1/2028	2,950	2,959

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	700	713
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (The Pines Apartments Project) PUT	3.100%	9/1/2027	1,500	1,506
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	17,362	17,395
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	11,721	11,743
[1]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	6,470	6,478
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/2027	4,353	4,465
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Willow Place Project) PUT	3.750%	6/1/2026	300	301
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	2,000	2,013
	Marshall County TN GO	2.500%	5/1/2030	355	349
	Memphis City Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2026	8,525	8,604
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2026	350	352
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	9,000	9,713
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	235	237
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2028	12,930	13,669
[1,5]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue TOB VRDO	2.370%	2/5/2026	6,310	6,310
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/2026	1,765	1,765
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Burning Tree Apartments Project) PUT	5.000%	10/1/2027	2,945	3,046
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Northview Project) PUT	3.600%	2/1/2028	6,000	6,095
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/2028	5,255	5,287
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Stone Bridge Lofts Project) PUT	3.350%	4/1/2026	1,346	1,346
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.350%	12/1/2026	2,565	2,569
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	14,940	15,105
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	645	648
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	3,060	3,089
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	5,455	5,495
	Metropolitan Government Nashville & Davidson County Industrial Development Board Local or Guaranteed Housing Revenue (Trinity Lane Apartments Project) PUT	3.150%	7/1/2029	2,590	2,613
[1,2]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue PUT TOB	2.430%	7/1/2031	9,100	9,100
[1,2]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue TOB VRDO	2.430%	2/5/2026	3,665	3,665
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue CP	3.750%	3/17/2026	22,000	22,007
	Murfreesboro TN GO	2.000%	6/1/2026	5,750	5,729
	Nashville & Davidson County Metropolitan Government Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2029	565	569
	Nashville & Davidson County TN Metropolitan Government CP	2.550%	3/5/2026	50,000	50,000
	Oak Ridge Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	1,940	1,952
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	11,445	12,564
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,040	2,149
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,400	2,581
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	3,210	3,512
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	2,555	2,833
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	41,280	43,864
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	3,165	3,427
	Tennergy Corp. TN Natural Gas Revenue	5.250%	12/1/2026	750	763
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/2027	975	1,013
	Tennergy Corp. TN Natural Gas Revenue	5.000%	6/1/2028	285	297
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/2028	1,100	1,166
	Tennergy Corp. TN Natural Gas Revenue	5.000%	6/1/2029	860	909
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/2029	2,000	2,159
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	56,190	57,239
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	46,950	49,807
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	535	572
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	2,230	2,254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.625%	9/1/2026	2,800	2,836
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2026	200	202
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	18,615	18,841
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	49,665	51,471
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/2028	200	211
	Washington County TN GO	5.000%	6/1/2031	4,060	4,293
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	3,235	3,288
					505,127
Texas (10.5%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	11,962	11,979
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/2028	3,570	3,625
[15]	Aldine Independent School District GO	4.000%	2/15/2030	1,175	1,176
	Amarillo TX Waterworks & Sewer System Water Revenue	3.000%	4/1/2027	1,000	1,000
[15]	Argyle Independent School District GO PUT	4.000%	8/15/2027	7,400	7,555
[15]	Argyle Independent School District GO PUT	4.000%	8/15/2028	5,230	5,425
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	390	392
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	510	540
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/2029	1,400	1,497
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	375	405
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/2030	1,450	1,582
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2030	295	325
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/2031	2,000	2,224
[15]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2031	340	381
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	2,120	2,197
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	400	414
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2029	2,550	2,563
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/2027	15,090	15,279
	Austin TX Combined Utility Systems Revenue CP	2.400%	3/3/2026	5,700	5,700
	Austin TX Combined Utility Systems Revenue CP	2.630%	3/3/2026	37,000	37,008
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/2030	995	997
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2032	3,305	3,366
	Bexar County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.050%	3/1/2026	1,185	1,186
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	3.020%	5/1/2028	8,250	8,288
	Board of Regents of the University of Texas System CP	2.680%	2/4/2026	25,000	25,001
	Board of Regents of the University of Texas System CP	2.680%	2/12/2026	25,000	25,003
	Board of Regents of the University of Texas System CP	2.700%	2/18/2026	4,600	4,601
	Board of Regents of the University of Texas System CP	2.700%	3/5/2026	25,000	25,005
	Board of Regents of the University of Texas System CP	2.350%	6/2/2026	25,000	25,000
	Board of Regents of the University of Texas System CP	2.340%	6/10/2026	17,000	16,997
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/2026	8,455	8,464
[2]	Brownsville TX Utilities System Multiple Utility Revenue	5.000%	9/1/2027	1,490	1,511
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	1/1/2027	1,885	1,885
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	1/1/2027	550	550
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.125%	9/1/2027	3,125	3,151
[9]	Cedar Hill Independent School District GO	0.000%	8/15/2026	3,570	3,516
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/2027	23,600	23,677
[11,16]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	2,435	2,401
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	23,150	25,198
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	1,285	1,302
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2027	990	1,020
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	1,000	1,058
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	1,375	1,483
[1]	Corpus Christi TX Utility System Water Revenue TOB VRDO	2.380%	2/5/2026	4,400	4,400
[1]	Crandall TX Special Assessment Revenue	4.250%	9/15/2030	103	104
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2032	545	555
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue (Waterford at Goldmark Project) PUT	3.300%	1/1/2028	6,415	6,465
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/2026	2,280	2,282
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	842	851
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	1,665	1,699
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	1,403	1,452
[15]	Dallas Independent School District GO PUT	5.000%	2/15/2026	6,500	6,506
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2030	1,375	1,382
[1]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	7,535	7,545
	Dallas TX Waterworks & Sewer System Revenue CP	2.340%	3/18/2026	21,400	21,400
[1]	Decatur TX Special Assessment Revenue	4.500%	9/15/2030	194	196
[1]	Denton County TX Special Assessment Revenue	4.250%	12/31/2030	230	233
[1]	Denton County TX Special Assessment Revenue	4.750%	12/31/2030	234	237
[1,5]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.250%	2/2/2026	8,885	8,885
[15]	Dickinson Independent School District GO PUT	3.100%	8/2/2027	4,200	4,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Eagle Mountain & Saginaw Independent School District GO PUT	4.000%	8/1/2027	2,345	2,393
[15]	Ector County Independent School District GO PUT	4.000%	8/15/2027	6,680	6,821
[2]	El Paso County Hospital District GO	5.000%	2/15/2027	890	911
[2]	El Paso County Hospital District GO	5.000%	2/15/2028	1,515	1,585
[2]	El Paso County Hospital District GO	5.000%	8/15/2028	1,000	1,057
[2]	El Paso County Hospital District GO	5.000%	2/15/2029	1,695	1,811
[2]	El Paso County Hospital District GO	5.000%	2/15/2030	1,475	1,606
[2]	El Paso County Hospital District GO	5.000%	2/15/2031	1,025	1,136
	El Paso County TX GO	5.000%	2/15/2031	1,280	1,282
[3,15]	El Paso Independent School District GO	5.000%	8/15/2028	500	530
[3,15]	El Paso Independent School District GO	5.000%	8/15/2030	500	549
[3,15]	El Paso Independent School District GO	5.000%	8/15/2031	500	558
[1,5]	El Paso TX Water & Sewer Water Revenue TOB VRDO	2.310%	2/5/2026	2,400	2,400
[2]	Fort Bend County Municipal Utility District No. 35 GO	4.000%	9/1/2031	200	200
[8]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2026	175	175
	Fort Bend County TX GO	5.000%	3/1/2026	2,055	2,059
	Fort Bend County TX GO	5.000%	3/1/2029	930	932
[15]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	5,075	5,007
[1]	Fort Worth TX Water & Sewer System Water Revenue TOB VRDO	2.310%	2/5/2026	10,000	10,000
[15]	Frisco Independent School District GO	0.000%	8/15/2026	4,690	4,626
[15]	Frisco Independent School District GO	2.500%	8/15/2027	1,460	1,460
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2027	550	567
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2029	300	322
[15]	Garland Independent School District GO	5.000%	2/15/2026	2,650	2,653
[15]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/2026	1,200	1,187
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	17,845	18,596
[1]	Grand Parkway Transportation Corp. Highway Revenue TOB VRDO	2.310%	2/5/2026	4,750	4,750
[1]	Grand Parkway Transportation Corp. Highway Revenue TOB VRDO	2.400%	2/5/2026	6,000	6,000
[1,8]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue TOB VRDO	2.450%	2/5/2026	4,845	4,845
[8]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2028	1,175	1,231
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2028	1,635	1,683
[15]	Hardin-Jefferson Independent School District GO	2.000%	8/15/2028	390	380
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,000	1,001
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,000	1,074
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	1,000	1,003
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	555	556
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	13,505	13,769
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	1,000	1,057
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	4,580	4,893
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	2,750	2,996
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	3,000	3,342
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.300%	2/4/2026	15,150	15,150
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.250%	2/5/2026	33,860	33,860
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.250%	2/5/2026	105,400	105,400
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.250%	2/5/2026	50,000	50,000
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.130%	7/1/2049	5,445	5,445
[1]	Harris County Hospital District GO TOB VRDO	2.310%	2/5/2026	7,410	7,410
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	1,500	1,501
	Harris County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	2,200	2,206
	Harris County TX Highway Revenue	5.000%	8/15/2028	1,500	1,521
[1]	Harris County TX Hospital District GO TOB VRDO	3.300%	2/2/2026	18,750	18,750
[1]	Harris County TX Hospital District GO TOB VRDO	3.300%	2/2/2026	11,875	11,875
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2026	4,425	4,329
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	25	25
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	25	25
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	115	115
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	195	195
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	320	320
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	335	335
[15]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	175	175
[1,15]	Hays Consolidated Independent School District GO TOB VRDO	2.310%	2/5/2026	3,480	3,480
	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	7,155	7,155
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	9,625	9,811
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.650%	2/1/2028	1,850	1,871
	Houston Independent School District GO PUT	5.000%	7/15/2028	14,170	14,951
[2]	Houston TX Combined Utility System Water Revenue	0.000%	12/1/2026	3,825	3,742
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2029	22,705	22,728
[1]	Houston TX Housing Finance Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	16,250	16,250
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2027	1,700	1,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2029	1,915	1,963
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2027	500	504
[15]	Irving Independent School District GO	4.000%	2/15/2030	8,000	8,018
[15]	Jarrell Independent School District GO	2.750%	8/15/2030	565	565
[1]	Justin TX Special Assessment Revenue	2.500%	9/1/2026	25	25
	Karnes County Hospital District Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2029	3,500	3,717
[15]	Katy Independent School District GO PUT	4.000%	8/15/2026	5,000	5,039
[2]	La Salle County TX GO	5.000%	3/1/2026	610	611
[2]	La Salle County TX GO	5.000%	3/1/2028	1,275	1,337
[2]	La Salle County TX GO	5.000%	3/1/2030	1,145	1,253
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2026	530	535
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.350%	11/1/2029	1,000	1,001
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2026	9,487	9,522
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	2,165	2,175
[15]	Lewisville Independent School District GO	4.000%	8/15/2026	12,160	12,177
[1]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/2032	200	189
[15]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	5,000	5,004
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	19,855	20,770
[1]	Lower Colorado River Authority Electric Power & Light Revenue TOB VRDO	2.380%	2/5/2026	5,415	5,415
[3]	Lubbock Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2028	420	420
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	22,100	22,325
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	5,900	5,903
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	2,500	2,501
[11]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	5,440	5,713
[15]	McKinney Independent School District GO	5.000%	2/15/2030	285	286
[3,15]	Medina Valley Independent School District GO PUT	2.850%	2/15/2029	555	555
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2027	4,030	4,057
[1]	Midlothian TX Special Assessment Revenue	4.375%	9/15/2027	66	66
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2029	1,585	1,588
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2031	530	531
[15]	Navarro Independent School District GO PUT	4.000%	2/15/2028	3,395	3,497
[15]	New Caney Independent School District GO PUT	4.000%	8/15/2027	3,610	3,689
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	305	309
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	405	417
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	320	334
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	445	472
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2026	140	142
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2027	175	180
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2028	220	230
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2029	290	308
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2030	400	430
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	2,320	2,316
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.250%	10/1/2030	7,670	7,673
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	740	740
	Nortex Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.875%	10/1/2027	1,685	1,685
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	1,520	1,613
[15]	North East TX Independent School District GO PUT	3.750%	8/1/2027	4,130	4,191
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/2031	100	99
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2030	4,605	4,666
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	2,150	2,200
[15]	Northside Independent School District GO PUT	3.000%	8/1/2026	29,740	29,794
[15]	Northside Independent School District GO PUT	2.000%	6/1/2027	1,925	1,910
[15]	Northside Independent School District GO PUT	3.450%	8/1/2027	7,675	7,768
[15]	Northside Independent School District GO PUT	3.550%	6/1/2028	32,065	32,705
[1]	Northwest Independent School District GO TOB VRDO	2.310%	2/5/2026	4,000	4,000
[15]	Pasadena Independent School District GO PUT	3.230%	8/15/2027	57,685	58,101
[8]	Pearland TX GO	5.000%	3/1/2030	1,430	1,432
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2028	1,100	1,139
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2030	1,085	1,167
	Permanent University Fund - Texas A&M University System CP	2.680%	2/11/2026	25,000	25,002
	Permanent University Fund - Texas A&M University System CP	2.650%	3/11/2026	25,000	25,008
	Permanent University Fund - Texas A&M University System CP	2.350%	6/23/2026	25,000	25,000
[1]	Pilot Point TX Special Assessment Revenue	5.000%	9/15/2030	250	257
[1]	Pilot Point TX Special Assessment Revenue	5.000%	9/15/2030	350	360

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	100	104
[15]	Port Neches-Groves TX Independent School District GO	2.750%	2/15/2030	670	670
	Potter County TX GO	3.000%	2/1/2028	500	500
[15]	Prosper Independent School District GO PUT	4.000%	8/15/2026	2,725	2,748
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/2028	10,088	10,145
[15]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	17,225	19,108
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2027	385	398
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2027	2,210	2,232
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	225	233
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.190%	10/1/2027	800	808
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	330	342
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project) PUT	5.000%	8/1/2027	2,900	2,995
	San Antonio TX CP	2.640%	5/12/2026	72,945	72,994
	San Antonio TX CP	2.740%	5/12/2026	20,000	20,013
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	3,420	3,371
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	10,495	10,539
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	1,505	1,482
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	6,170	6,174
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	20,005	20,181
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	27,600	27,647
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	35,925	36,315
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	6,180	6,232
	San Antonio Water System Water Revenue PUT	1.000%	11/1/2026	11,795	11,631
	Schertz TX GO	3.000%	2/1/2030	215	215
[15]	Sinton Independent School District GO PUT	4.000%	8/15/2026	2,000	2,016
	SMHA Finance Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/1/2027	5,500	5,575
[15]	Snook Independent School District GO	2.750%	2/15/2030	390	390
[2]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2026	150	152
	Spring Independent School District GO	3.000%	8/15/2029	3,030	3,036
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	20,759	20,916
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	3,000	3,012
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	675	682
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	300	317
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,000	1,058
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2028	755	761
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2030	125	126
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2032	2,825	2,844
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2026	780	789
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2027	1,160	1,194
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2028	430	450
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2029	450	478
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	6,650	6,676
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	50,000	54,190
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.300%	2/2/2026	11,200	11,200
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.370%	2/2/2026	1,100	1,100
[5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.150%	2/2/2026	6,000	6,000
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.200%	2/4/2026	29,000	29,000
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	333	345
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	3,450	3,493
[1]	Tender Option Bond Trust Receipts/Certificates Water Revenue TOB VRDO	2.310%	2/5/2026	2,300	2,300
[1]	Terrell TX Special Assessment Revenue	4.375%	9/15/2032	500	507
	Texas A&M University CP	2.650%	2/10/2026	25,000	25,003
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2026	3,750	3,751
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.125%	8/1/2027	13,000	13,101
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	7,766	7,809
	Texas GO	5.000%	4/1/2032	1,490	1,496
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	635	649
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	15,930	16,430
[4]	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue, 67% of TSFR3M + 1.625%	4.120%	12/15/2026	2,765	2,766
[4]	Texas Municipal Gas Acquisition & Supply Corp. II Natural Gas Revenue, 67% of TSFR3M + 1.045%	3.540%	9/15/2027	2,310	2,317
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	4,630	4,716
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	10,455	10,839

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	6,590	6,936
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	1,000	1,067
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2027	750	765
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2027	820	835
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2026	260	261
[8]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2027	620	637
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2028	1,000	1,039
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/2027	1,765	1,779
[3]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	2.800%	2/1/2027	4,111	4,111
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2027	6,625	6,683
	Texas Tech University CP	2.330%	7/20/2026	25,721	25,715
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	27,440	27,318
	Texas Water Development Board Water Revenue	5.000%	10/15/2029	15,475	15,505
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	5,070	5,147
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	1,910	1,911
[1]	Texas Water Development Board Water Revenue TOB VRDO	2.310%	2/5/2026	4,725	4,725
	THF Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.340%	2/1/2029	2,490	2,521
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/2027	3,925	3,933
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	9,700	9,807
	Travis County TX GO	5.000%	3/1/2027	3,000	3,006
	Travis County TX GO	4.000%	3/1/2030	845	846
[1,15]	Tuloso-Midway TX Independent School District GO TOB VRDO	3.250%	2/2/2026	2,325	2,325
	Victory Street Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,275	2,288
[15]	Winona Independent School District GO	2.750%	2/15/2030	580	580
					1,846,597
Utah (0.4%)
	Box Elder County UT School District GO	3.000%	7/15/2028	800	800
	Davis School District (Utah School Board Guaranty Program) GO	3.000%	6/1/2029	1,000	1,000
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2027	505	521
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2028	570	601
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2030	760	834
[1]	Utah Charter School Finance Authority Charter School Aid Revenue (Renaissance Academy Project)	4.000%	6/15/2030	520	516
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	11,480	11,609
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	2.400%	2/4/2026	14,675	14,675
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/2027	1,075	1,081
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.180%	2/1/2029	2,075	2,086
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.950%	4/1/2029	4,400	4,409
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2029	4,450	4,462
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	5,790	5,833
[1]	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue TOB VRDO	3.300%	2/2/2026	19,960	19,960
					68,387
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	5.000%	5/1/2028	250	254
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2026	495	493
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2030	1,000	979
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	5,000	5,031
					6,757
Virgin Islands (0.1%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	2,945	2,974
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	5,420	5,545
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2026	815	825
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2027	580	598
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2028	555	583
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2029	625	668
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2030	1,165	1,264
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2031	875	963
					13,420
Virginia (1.2%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	870	896
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	6/1/2027	1,790	1,797
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2027	2,495	2,496
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2029	1,010	1,013
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/2028	2,595	2,674
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	1,235	1,254
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/2027	2,375	2,398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2029	6,735	6,782
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	3,255	3,279
[2]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	505
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2026	870	872
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/2027	4,000	4,063
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/2027	2,785	2,828
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2026	425	426
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	3.500%	12/1/2029	1,925	1,925
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/2026	2,075	2,086
[1,5]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	2/5/2026	16,650	16,650
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.100%	12/1/2026	780	780
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/2028	5,648	5,711
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/2028	15,000	15,128
[5]	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.290%	2/5/2026	40,000	40,000
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2028	160	166
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2029	175	184
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2030	200	213
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2031	125	134
	Virginia Beach Development Authority Appropriations Revenue	4.000%	7/15/2027	100	100
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	2,260	2,286
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/2030	1,005	940
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2026	550	553
[9]	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/2026	395	393
	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/2027	4,335	4,206
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.550%	7/1/2026	415	415
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.550%	1/1/2027	490	490
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.600%	7/1/2027	520	520
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.650%	1/1/2028	260	260
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.850%	6/1/2028	2,855	2,856
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.700%	7/1/2028	265	265
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	9/1/2028	6,100	6,102
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.900%	12/1/2028	7,445	7,449
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.750%	1/1/2029	190	190
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	3/1/2029	275	275
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	4/1/2029	1,730	1,724
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/2029	10,585	10,629
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	6/1/2029	7,185	7,201
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.800%	7/1/2029	275	275
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	9/1/2029	625	627
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	10/1/2029	5,900	5,903
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.950%	1/1/2030	275	275
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.050%	7/1/2030	275	277
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.200%	1/1/2031	275	278
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	7/1/2031	300	302
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.125%	4/1/2027	19,575	19,577
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/2029	7,060	7,110
[1,5]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.630%	2/5/2026	3,860	3,860
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	2,250	2,285
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.125%	10/1/2030	10,550	10,652
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/2027	2,120	2,153
					214,688
Washington (1.8%)
	Bellevue WA GO	3.000%	12/1/2026	980	980
[1]	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue TOB VRDO	3.150%	2/2/2026	9,495	9,495
[9]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2028	2,795	2,620
	Community Roots Housing Foundation Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	7,125	7,217
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/2028	6,100	6,107
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/2028	1,345	1,372
	King County Public Hospital District No. 1 GO	5.000%	12/1/2030	1,125	1,145
[4]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.510%	1/1/2040	32,315	32,078
	Pierce County School District No. 343 GO	3.000%	12/1/2030	495	497
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/2032	1,550	1,581
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	5.000%	12/1/2029	1,950	2,065
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	4.000%	12/1/2032	2,970	3,035
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/2027	4,500	4,556
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/2030	4,150	4,246
[4]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.530%	5/1/2045	15,075	15,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,000	1,013
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,000	1,012
[1]	Spokane County WA Airport Port, Airport & Marina Revenue TOB VRDO	2.430%	2/5/2026	8,525	8,525
	Spokane WA GO	3.500%	12/1/2028	1,615	1,615
	Spokane WA GO	4.000%	12/1/2029	1,535	1,536
[1]	Tacoma WA Electric System Electric Power & Light Revenue TOB VRDO	2.310%	2/5/2026	9,495	9,495
	Tacoma WA Sewer Revenue	4.000%	12/1/2030	1,135	1,184
	University of Washington College & University Revenue PUT	4.000%	8/1/2027	14,625	14,820
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Esther Short Project)	5.000%	10/1/2027	1,055	1,069
	Washington COP	5.000%	7/1/2030	4,415	4,581
	Washington GO	5.000%	8/1/2031	4,680	4,743
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	935	946
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	6,000	6,072
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,835	2,874
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,000	1,036
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	350	362
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	5,000	5,166
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	2,650	2,744
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	15	15
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	5,000	5,276
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,310	2,483
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	3,500	3,795
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,915	4,237
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	4,160	4,544
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,110	4,529
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	31,925	35,104
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	6,025	6,667
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	4,295	4,794
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	3,825	3,945
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	1,625	1,627
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	23,110	23,994
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2026	490	492
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	13,180	13,706
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2026	285	287
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	4.375%	1/1/2033	8,750	8,767
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	4.500%	1/1/2034	8,980	8,998
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/2026	420	420
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/2029	4,000	4,001
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/2027	1,300	1,329
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue PUT	2.700%	10/1/2027	914	910
	Washington State University College & University Revenue	5.000%	10/1/2031	1,345	1,349
[1]	Washington State Various Purpose GO TOB VRDO	2.310%	2/5/2026	9,500	9,500
					311,566
West Virginia (0.2%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	460	460
[2]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2026	250	252
[2]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2027	300	309
[2]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2029	170	182
[2]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2030	450	488
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	5,925	6,040
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.700%	6/1/2028	3,610	3,680
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	5,525	5,598
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,300	1,302
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	900	901
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	750	757
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.430%	2/5/2026	15,280	15,280
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue (Five Points Project) PUT	5.000%	3/1/2026	2,300	2,305
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,157	1,187
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	650	653
[8]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2027	365	376
[8]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2029	100	107
					39,877

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin (2.7%)
[2]	Beloit School District GO	3.000%	4/1/2030	405	403
	Brown County WI GO	2.750%	11/1/2030	310	309
	Dodge County WI GO	2.500%	8/1/2030	765	750
	Fort Atkinson WI Miscellaneous Revenue	5.000%	2/1/2027	1,500	1,502
	Greenfield WI GO	2.500%	3/1/2030	525	516
	Hudson WI GO	3.000%	12/1/2030	375	375
	Milwaukee WI GO	4.000%	3/15/2026	3,330	3,334
	Milwaukee WI GO	5.000%	4/1/2026	1,000	1,004
[8]	Milwaukee WI GO	5.000%	12/1/2026	3,750	3,830
	Milwaukee WI GO	5.000%	12/1/2026	2,735	2,791
[8]	Milwaukee WI GO	5.000%	12/1/2027	2,370	2,481
	Milwaukee WI GO	5.000%	12/1/2027	2,745	2,867
	Milwaukee WI GO	5.000%	4/1/2028	1,285	1,349
[8]	Milwaukee WI GO	5.000%	4/1/2028	1,315	1,381
[8]	Milwaukee WI GO	5.000%	12/1/2028	3,755	4,001
	Milwaukee WI GO	5.000%	12/1/2028	2,745	2,923
	Milwaukee WI GO	5.000%	12/1/2029	2,750	2,985
	Milwaukee WI GO	5.000%	12/1/2030	2,755	3,044
	Mount Pleasant WI GO	2.750%	5/1/2030	360	358
	Onalaska WI GO	2.300%	10/1/2030	355	344
	Oregon WI School District GO	2.700%	3/1/2027	1,075	1,071
	Platteville School District GO	3.000%	3/1/2030	60	60
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue (Anticipation Notes Program)	5.000%	9/24/2026	9,105	9,238
[1]	Public Finance Authority Charter School Aid Revenue	4.125%	6/15/2029	280	278
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2030	305	309
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2033	1,050	1,054
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2026	245	246
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2027	435	440
	Public Finance Authority College & University Revenue	5.000%	4/1/2028	1,025	1,055
	Public Finance Authority College & University Revenue	5.000%	4/1/2029	1,155	1,203
	Public Finance Authority College & University Revenue	5.250%	10/1/2029	1,825	1,891
	Public Finance Authority College & University Revenue	5.250%	10/1/2030	1,925	1,991
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2028	3,910	3,917
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	12,175	12,211
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	365	376
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	475	474
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,025	2,040
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	500	526
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	700	753
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2027	290	300
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2028	380	400
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.000%	6/1/2026	1,000	1,007
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.000%	6/1/2030	1,000	1,090
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	4,965	5,155
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	17,213	17,243
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/2027	9,960	10,000
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	15,246	15,330
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2030	230	241
[1]	Public Finance Authority WI Health, Hospital, Nursing Home Revenue TOB VRDO	2.580%	2/5/2026	38,120	38,120
	Sussex WI GO	3.000%	6/1/2030	295	295
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	17,180	19,015
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/2027	2,630	2,633
	West Bend WI GO	2.500%	3/1/2030	570	557
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	1,095	1,096
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	1,880	1,890
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,930	1,962
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,220	1,257
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,305	1,356
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2028	1,445	1,445
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,650	1,746
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,885	1,999
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	17,615	18,743
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	400	410
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,175	1,260
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,000	1,079
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/15/2029	12,720	12,800
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	4,575	4,605
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,715	2,933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,490	2,733
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,310	1,318
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	2,855	3,134
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,000	1,006
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	2,380	2,444
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	3,260	3,290
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	3,875	3,911
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/2026	11,125	11,256
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	4,000	4,296
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	6,935	7,445
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	12,775	13,936
[1,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.250%	2/2/2026	14,300	14,300
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	2/4/2026	78,000	78,000
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	2.460%	8/15/2054	7,740	7,714
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	3.625%	11/1/2029	365	367
[1]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collaboration Inc. Project)	5.000%	8/1/2027	3,500	3,528
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.500%	9/1/2031	1,485	1,509
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	2,250	2,251
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	750	750
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.050%	5/3/2027	7,305	7,308
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	11,385	11,472
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2028	6,400	6,416
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue VRDO	2.230%	2/5/2026	4,650	4,650
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (100 E . National Project) PUT	5.000%	8/1/2026	1,031	1,041
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (New Hampton Gardens Project) PUT	5.000%	12/1/2026	7,500	7,639
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/2027	1,625	1,661
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	34,797	35,209
					480,231
Wyoming (0.0%)
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/2028	700	739
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2026	105	105
					844
Total Tax-Exempt Municipal Bonds (Cost $17,124,128)					17,231,413
				Shares
Temporary Cash Investments (2.4%)
Investment Company (2.4%)
[17]	Vanguard Municipal Low Duration Fund (Cost $422,284)	2.218%		42,228,384	422,284
Total Investments (100.1%) (Cost $17,546,412)					17,653,697
Other Assets and Liabilities—Net (-0.1%)					(25,882)
Net Assets (100%)					17,627,815
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $2,728,897, representing 15.5% of net assets.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2026.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Non-income-producing security—security in default.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Securities with a value of $1,653 have been segregated as initial margin for open futures contracts.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.

16	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
17	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	551	114,879	30
5-Year U.S. Treasury Note	March 2026	978	106,533	264
				294

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
2/12/2026	JPMC	30,000	Buy	5-Year MMD AAA General Obligation Scale	2.300%	(59)	—	(59)
4/7/2026	JPMC	50,000	Buy	5-Year MMD AAA General Obligation Scale	2.370%	(41)	—	(41)
4/7/2026	MSCS	50,000	Buy	5-Year MMD AAA General Obligation Scale	2.390%	(91)	—	(91)
4/8/2026	MSCS	30,000	Buy	5-Year MMD AAA General Obligation Scale	2.350%	7	7	—
4/13/2026	JPMC	50,000	Buy	5-Year MMD AAA General Obligation Scale	2.360%	75	75	—
						(109)	82	(191)
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	17,231,413	—	17,231,413
Temporary Cash Investments	422,284	—	—	422,284
Total	422,284	17,231,413	—	17,653,697
Derivative Financial Instruments
Assets
Futures Contracts[1]	294	—	—	294
Swap Contracts	—	82	—	82
Total	294	82	—	376
Liabilities
Swap Contracts	—	(191)	—	(191)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.